UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06136
Homestead Funds, Inc.
(Exact name of registrant as specified in charter)
4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)
Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)
Copies to:
Bibb L. Strench, Esq.
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
(Name and addresses of the agent for service)
Registrant’s telephone number, including area code: (703) 907-5953
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1 Schedules of Investments
DAILY INCOME FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (16.7% of portfolio)
CIT Group Inc.	4.75%	08/15/08	$1,000,000	$960,516
CIT Group Inc.	5.00	11/24/08	5,845,000	5,796,844
Citigroup Funding Inc.	6.25	11/01/08	2,755,000	2,798,016
Citigroup Funding Inc.	10.00	12/01/08	1,900,000	1,969,910
Merrill Lynch & Co. Inc.	7.00	04/27/08	410,000	410,648
Merrill Lynch & Co. Inc.	6.38	10/15/08	143,000	143,681
Merrill Lynch & Co. Inc.	3.70	04/21/08	710,000	709,374
Merrill Lynch & Co. Inc.	3.13	07/15/08	2,133,000	2,121,924
Merrill Lynch & Co. Inc.	4.83	10/27/08	1,050,000	1,055,938
Morgan Stanley	3.63	04/01/08	6,020,000	6,020,000
Northern Illinois Gas Co.	5.88	08/15/08	2,000,000	2,005,573
Prudential Funding Corp.	6.60	05/15/08	2,468,000	2,477,259
Wells Fargo & Co.	3.50	04/04/08	2,000,000	1,999,716

Total Corporate Notes (Cost $28,469,399)				28,469,399

COMMERCIAL PAPER (73.7% of portfolio)
American Express Credit Corp.	3.02	04/09/08	3,350,000	3,347,752
American Express Credit Corp.	2.60	05/12/08	2,000,000	1,994,078
American Express Credit Corp.	2.64	05/29/08	2,980,000	2,967,325
American General Finance Corp.	2.95	04/17/08	2,950,000	2,946,132
American General Finance Corp.	2.78	04/23/08	3,960,000	3,953,272
American General Finance Corp.	2.48	05/16/08	1,420,000	1,415,598
CIT Group Inc.	3.60	04/11/08	1,200,000	1,198,800
Chevron Texaco Funding Corp.	2.32	04/15/08	2,350,000	2,347,880
Chevron Texaco Funding Corp.	2.55	04/25/08	2,500,000	2,495,750
Citigroup Funding Inc.	2.58	05/01/08	2,400,000	2,394,840
Citigroup Funding Inc.	2.52	06/18/08	1,300,000	1,292,902
Coca-Cola Co.	2.90	04/25/08	450,000	449,130
Coca-Cola Co.	2.18	05/09/08	3,740,000	3,731,394
Deere & Company	2.75	04/07/08	1,635,000	1,634,251
Deere & Company	2.35	04/16/08	1,000,000	999,021
Deere & Company	2.62	04/18/08	2,300,000	2,297,154
Deere & Company	2.45	04/29/08	575,000	573,904
Deere & Company	2.23	05/13/08	2,820,000	2,812,663
EI Dupont De Nemours & Co.	2.22	04/24/08	2,000,000	1,997,162
EI Dupont De Nemours & Co.	2.22	04/29/08	4,000,000	3,993,093
General Electric Capital Corp.	2.90	04/10/08	3,000,000	2,997,825
General Electric Capital Corp.	2.83	04/18/08	3,300,000	3,295,590
General Electric Capital Corp.	2.44	05/28/08	1,970,000	1,962,389
HSBC Finance Corp	2.90	04/07/08	2,500,000	2,498,792
HSBC Finance Corp	2.83	04/11/08	2,100,000	2,098,349
HSBC Finance Corp	2.35	05/06/08	3,730,000	3,721,478
Hewlett Packard Co.	2.83	04/02/08	4,000,000	3,999,686
IBM Corp.	2.19	05/30/08	8,000,000	7,971,287
Merrill Lynch & Co. Inc.	2.80	05/29/08	1,820,000	1,811,790
Merrill Lynch & Co. Inc.	2.79	06/04/08	2,000,000	1,990,080
MetLife Inc.	2.90	04/04/08	1,000,000	999,758
Morgan Stanley	3.90	06/23/08	1,700,000	1,684,714
Nestle Capital Corp.	2.40	04/21/08	1,480,000	1,478,027
Nestle Capital Corp.	2.65	04/23/08	305,000	304,506
Nestle Capital Corp.	2.50	05/23/08	250,000	249,097
Pepsico Inc.	2.09	05/07/08	4,500,000	4,490,595
Proctor & Gamble Co.	2.09	05/08/08	3,000,000	2,993,556
Proctor & Gamble Co.	2.45	04/14/08	3,000,000	2,997,346
Prudential Funding Corp.	2.30	05/21/08	2,860,000	2,850,864
Prudential Funding Corp.	2.30	06/02/08	3,000,000	2,988,117
Southern Company	2.25	05/05/08	4,000,000	3,991,500

DAILY INCOME FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
COMMERCIAL PAPER — continued
Southern Company	2.25%	05/14/08	$4,270,000	$4,258,524
Toyota Motor Credit Corp.	2.85	04/15/08	2,270,000	2,267,484
Toyota Motor Credit Corp.	2.86	04/18/08	2,200,000	2,197,029
UBS Finance Delaware LLC	4.33	04/04/08	2,750,000	2,749,008
UBS Finance Delaware LLC	3.01	04/23/08	820,000	818,492
UBS Finance Delaware LLC	2.50	04/23/08	1,360,000	1,357,922
UBS Finance Delaware LLC	3.09	04/24/08	2,340,000	2,335,388
UBS Finance Delaware LLC	2.50	04/30/08	1,086,000	1,083,813
Wells Fargo & Co.	2.47	04/30/08	6,370,000	6,357,325

Total Commercial Paper (Cost $125,642,432)				125,642,432

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7% of portfolio)
Federal Home Loan Bank	4.43	04/07/08	200,000	199,971
Federal Home Loan Mortgage Corp. (a)	3.20	05/21/08	1,000,000	998,301

Total U.S. Government Agency Obligations (Cost $1,198,272)				1,198,272

MONEY MARKET ACCOUNTS (8.9% of portfolio)
SSgA Prime Money Market Fund (b)	3.26		8,536,000	8,536,000
SSgA Money Market Fund (b)	2.78		6,574,150	6,574,150

Total Money Market Accounts (Cost $15,110,150)				15,110,150

TOTAL INVESTMENTS IN SECURITIES (Cost $170,420,253) — 100%				$170,420,253

(a)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)	7-day yield at March 31, 2008.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	$170,420,253
Level 3 — Significant Unobservable Inputs	$—

Total	$170,420,253

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (9.2% of portfolio)

Small Business Administration 93-20J	5.90%		10/01/13	$55,832	$56,608
Small Business Administration 98-20D	6.15		04/01/18	77,644	80,361
Small Business Administration 98-20E	6.30		05/01/18	54,883	56,950
Small Business Administration 98-20H	6.15		08/01/18	26,294	27,237
Small Business Administration 99-20D	6.15		04/01/19	86,959	90,254
Small Business Administration 04-20B	4.72		02/01/24	136,649	134,860
Small Business Administration 04-20C	4.34		03/01/24	179,770	173,441
Small Business Administration 05-10E	4.54		09/01/15	77,078	77,791
Small Business Administration Pool # 100075	3.50		05/25/19	51,581	48,440
Small Business Administration Pool # 500724	5.00	(a)	12/25/13	12,849	12,669
Small Business Administration Pool # 502261	4.13	(a)	10/25/17	21,404	21,282
Small Business Administration Pool # 502477	5.25	(a)	09/25/18	57,973	57,427
Small Business Administration Pool # 502543	3.70	(a)	01/25/19	102,734	103,243
Small Business Administration Pool # 502684	5.25	(a)	07/25/19	24,649	24,906
Small Business Administration Pool # 503278	4.88	(a)	02/25/21	41,513	41,678
Small Business Administration Pool # 503463	5.13	(a)	09/25/21	68,449	67,934
Small Business Administration Pool # 504305	4.88	(a)	10/25/23	24,030	23,733
Small Business Investment Companies 99-10A	6.24		03/10/09	179,371	182,567
Small Business Investment Companies 00-10B	7.45		09/01/10	41,346	43,242
Small Business Investment Companies 02-20K	5.08		11/01/22	64,611	65,310
Small Business Investment Companies 02-P10B	5.20		08/01/12	236,898	241,107
Small Business Investment Companies 03-10A	4.63		03/10/13	807,761	809,179
Small Business Investment Companies 03-10B	3.39		03/01/13	87,204	86,500
Small Business Investment Companies 03-P10A	4.52		02/10/13	36,505	36,528
Small Business Investment Companies 03-P10B	5.14		08/10/13	110,617	111,947
Small Business Investment Companies 04-10A	4.12		03/01/14	383,629	368,886
Small Business Investment Companies 04-10B	4.68		09/10/14	412,127	412,373
Small Business Investment Companies 04-P10A	4.50		02/10/14	129,745	126,874
Small Business Investment Companies 05-P10A	4.64		02/10/15	188,647	188,260
Small Business Investment Companies 05-10B	4.94		09/10/15	298,478	297,047

Total Asset Backed Securities (Cost $3,968,635)					4,068,634

MORTGAGE BACKED SECURITIES (19.8% of portfolio)
Bear Stearns Commercial Mortgage Securities 2004-ESA C (c)	4.94		05/14/16	521,000	535,780
Bear Stearns Commercial Mortgage Securities 2004-ESA D (c)	4.99		05/14/16	620,000	637,924
Bear Stearns Commercial Mortgage Securities 2004-ESA E (c)	5.06		05/14/16	500,000	514,885
Bear Stearns Commercial Mortgage Securities 2004-ESA F (c)	5.18		05/14/16	315,000	324,788
GNMA #1928	7.00		11/20/09	1,403	1,431
GNMA #2602	6.00		06/20/28	113,022	117,122
GNMA #2707	5.50		01/20/14	24,696	25,280
GNMA #8004	5.63	(a)	07/20/22	47,598	47,995
GNMA #8006	5.63	(a)	07/20/22	38,976	39,314
GNMA #8038	5.63	(a)	08/20/22	23,018	23,216
GNMA #8040	5.63	(a)	08/20/22	56,890	57,476
GNMA #8054	5.13	(a)	10/20/22	12,780	12,761
GNMA #8076	5.13	(a)	11/20/22	23,885	23,882
GNMA #8102	6.00	(a)	02/20/16	15,531	16,054
GNMA #8103	6.50	(a)	02/20/16	47,461	48,988
GNMA #8157	6.38	(a)	03/20/23	45,826	46,896
GNMA #8191	6.38	(a)	05/20/23	77,301	78,984
GNMA #8215	6.38	(a)	04/20/17	8,457	8,674
GNMA #8259	5.63	(a)	08/20/23	19,352	19,492
GNMA #8297	5.13	(a)	12/20/17	23,085	23,509
GNMA #8332	6.50	(a)	03/20/18	14,030	14,486

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES — continued
GNMA #8344	6.50	%(a)	04/20/18	$30,574	$31,556
GNMA #8384	6.38	(a)	03/20/24	10,556	10,788
GNMA #8393	5.63	(a)	08/20/18	10,557	10,779
GNMA #8400	5.63	(a)	08/20/18	21,451	21,711
GNMA #8405	5.63	(a)	09/20/18	19,769	19,948
GNMA #8423	6.38	(a)	05/20/24	12,277	12,554
GNMA #8429	5.13	(a)	11/20/18	24,196	24,636
GNMA #8459	5.63	(a)	07/20/24	19,814	19,977
GNMA #8499	6.88	(a)	05/20/19	11,275	11,495
GNMA #8518	5.13	(a)	10/20/24	19,473	19,446
GNMA #8532	5.13	(a)	10/20/24	25,956	25,957
GNMA #8591	6.38	(a)	02/20/25	56,471	57,800
GNMA #8638	6.38	(a)	06/20/25	24,017	24,553
GNMA #8648	5.63	(a)	07/20/25	25,753	25,917
GNMA #8663	5.63	(a)	07/20/25	25,455	25,690
GNMA #8680	5.63	(a)	08/20/20	35,008	35,636
GNMA #8687	5.63	(a)	08/20/25	5,678	5,726
GNMA #8702	5.13	(a)	10/20/20	12,545	12,585
GNMA #8747	5.13	(a)	11/20/25	17,941	17,919
GNMA #8807	5.63	(a)	07/20/21	27,694	27,955
GNMA #8836	5.63	(a)	09/20/21	27,317	27,564
GNMA #8847	6.38	(a)	04/20/26	23,347	23,846
GNMA #8869	5.13	(a)	11/20/21	72,306	72,360
GNMA #8873	5.13	(a)	11/20/21	33,113	33,159
GNMA #8877	6.38	(a)	05/20/26	6,042	6,179
GNMA #8883	5.13	(a)	12/20/21	25,154	25,164
GNMA #8915	6.38	(a)	02/20/22	24,705	25,285
GNMA #8934	6.38	(a)	03/20/22	46,537	47,645
GNMA #8978	6.38	(a)	05/20/22	111,361	113,957
GNMA #80053	6.38	(a)	03/20/27	5,403	5,529
GNMA #80058	6.38	(a)	04/20/27	6,019	6,147
GNMA #80185	6.38	(a)	04/20/28	61,189	62,476
GNMA #80264	6.25	(a)	03/20/29	57,675	58,760
GNMA #80283	6.38	(a)	05/20/29	45,238	46,183
GNMA #80300	5.63	(a)	07/20/29	35,466	35,694
GNMA #80309	5.63	(a)	08/20/29	12,929	12,991
GNMA #80363	6.25	(a)	01/20/30	100,278	102,231
GNMA #80426	5.63	(a)	07/20/30	4,936	4,968
GNMA #80452	5.63	(a)	09/20/30	27,388	27,563
GNMA #80475	4.88	(a)	12/20/30	57,185	57,255
GNMA #80577	5.75	(a)	02/20/32	10,602	10,697
GNMA #80684	6.38	(a)	04/20/33	41,744	42,522
GNMA #81129	5.50	(a)	10/20/34	454,364	461,270
GNMA #383310	5.00		04/15/09	17,784	17,911
GNMA #510280	6.00		08/15/14	23,813	24,614
GNMA #583189	4.50		02/20/17	87,315	87,442
GNMA #607494	5.00		04/15/19	131,548	133,703
GNMA #616274	5.00		02/15/19	73,857	75,066
GNMA #780336	6.50		02/15/11	5,332	5,433
GNMA 1996-4	7.00		04/16/26	9,472	10,080
GNMA 2001-53	2.89	(a)	10/20/31	15,682	15,403
GNMA 2001-53	5.50		12/20/31	85,021	87,498
GNMA 2001-61	3.04	(a)	09/20/30	32,733	32,519
GNMA 2002-15	5.50		11/20/31	160,922	164,289

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES — continued
GNMA 2002-20	4.50	%(a)	03/20/32	$41,716	$41,613
GNMA 2002-88	5.00		05/16/31	173,561	177,158
GNMA 2003-11	4.00		10/17/29	80,910	79,985
GNMA 2003-12	4.50		02/20/32	60,371	60,309
GNMA 2003-26	3.27		04/16/33	26,179	26,106
GNMA 2003-86	4.00		03/20/23	5,982	5,975
GNMA 2003-97	4.50		03/20/33	126,438	125,680
GNMA 2004-17	4.50		12/20/33	295,094	293,139
GNMA 2004-17	4.50		12/17/26	809,891	812,643
GNMA 2004-102	5.50		04/20/34	101,201	105,119
GNMA 2005-56	5.00		08/20/31	306,958	310,499
GNMA 2005-88	5.50		02/20/33	181,329	180,957
GNMA 2006-36	6.00		02/20/21	90,116	91,548
GNMA 2007-11	5.50		03/20/37	458,145	467,305
GNMA 2007-30	5.50		03/20/35	193,674	197,600
Government Lease Trust 99-C1A (c)	4.00		05/18/11	522,959	533,551
Government Lease Trust 99-C1A (c)	4.00		05/18/11	165,000	168,472

Total Mortgage Backed Securities (Cost $8,513,932)					8,702,627

MUNICIPAL BOND (13.5% of portfolio)
Anchorage, Alaska	5.50		12/01/20	150,000	162,235
Arizona State University	5.38		07/01/19	700,000	771,925
East Lansing, Michigan	7.45		04/01/20	300,000	322,335
Fiscal Year 2005 Securitization Corp. New York	3.40		08/15/08	390,000	389,969
Johnson City, Tennessee — Public Building Authority	7.00		09/01/18	100,000	110,379
Los Angeles, California Unified School District	4.25		10/01/08	290,000	290,972
Matanuska Susitna Borough, Alaska	4.75		03/01/16	150,000	154,047
Mesa, Arizona Industrial Development Authority	5.63		01/01/29	1,000,000	1,063,620
Michigan Municipal Bond Authority	5.25		12/01/10	200,000	206,418
Newton County, Georgia Hospital Authority	5.75		02/01/12	250,000	268,020
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority	6.00		10/01/29	330,000	355,080
San Jose, California Redevelopment Agency	5.00		08/01/26	1,000,000	1,030,770
Tucson, Arizona Industrial Development Authority	6.00		07/01/30	750,000	816,765

Total Municipal Bond (Cost $5,902,486)					5,942,535

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (42.4% of portfolio)
Dobie Center Properties LTD (c)	6.46		05/01/09	525,000	542,690
Government Trust Certificate (Sri Lanka Trust)	2.83	(a)	06/15/12	112,500	112,499
National Archives Facility Trust	8.50		09/01/19	52,199	67,293
Overseas Private Investment Corp.	0.00	(b)	05/27/08	250,000	295,840
Overseas Private Investment Corp.	4.10		11/15/14	116,800	121,007
Overseas Private Investment Corp.	3.74		04/15/15	169,404	176,764
Overseas Private Investment Corp.	3.62		09/15/16	103,970	108,266
Private Export Funding Corp.	5.87		07/31/08	2,250,000	2,275,580
Private Export Funding Corp.	3.38		02/15/09	1,000,000	1,009,606
Private Export Funding Corp.	6.67		09/15/09	975,000	1,037,301
Private Export Funding Corp.	4.97		08/15/13	750,000	807,257
Rowan Companies Inc.	2.80		10/20/13	114,285	114,956
SALLIE MAE	7.30		08/01/12	1,875,000	2,209,326
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	546,937
U.S. Department of Housing and Urban Development	7.50		08/01/11	250,000	266,808
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	537,001
U.S. Treasury Note	4.88		04/30/08	2,500,000	2,506,640

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS — continued
U.S. Treasury Note	2.63%		05/15/08	$500,000	$500,820
U.S. Treasury Note	3.75		05/15/08	500,000	501,445
U.S. Treasury Note	4.88		10/31/08	750,000	765,059
U.S. Treasury Note	4.38		11/15/08	1,000,000	1,017,891
U.S. Treasury Note	4.50		02/15/09	3,100,000	3,177,984

Total U.S. Government and Agency Obligations (Cost $18,341,311)					18,698,970

U.S. TREASURY BILLS (10.8% of portfolio)
U.S. Treasury Cash Management Bill	1.76		04/16/08	4,750,000	4,746,527

Total U.S. Treasury Bills (Cost $4,746,527)					4,746,527

MONEY MARKET ACCOUNT (4.3% of portfolio)
Vanguard Treasury Money Market Fund	2.33	(d)		1,901,323	1,901,323

Total Money Market Account (Cost $1,901,323)					1,901,323

TOTAL INVESTMENTS IN SECURITIES (Cost $43,374,213) — 100%					$44,060,616

(a)	Variable coupon rate as of March 31, 2008.

(b)	Zero coupon security, security accretes to a premium price at maturity.

(c)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $3,258,090 and represents 7.4% of total investment.

(d)	7-day yield at March 31, 2008.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$14,038,683
Level 2 — Other Significant Observable Inputs	$30,021,933
Level 3 — Significant Unobservable Inputs	$—

Total	$44,060,616

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (31.5% of portfolio)
BASIC INDUSTRIES — 4.2%
3M Employee Stock Ownership Plan (b)	5.62%		07/15/09	$1,231,852	$1,266,984
Exxon Capital Corp.	6.13		09/08/08	650,000	659,812
Halliburton Co. (b)	5.50		10/15/10	100,000	105,462
ITT Corp.	2.94	(a)	08/25/48	730,000	720,904
Minnesota Mining & Manufacturing Co.	2.58	(a)	09/30/27	250,000	245,763
Pepsico Capital Resources Inc.	0.00	(c)	04/01/08	264,000	264,000
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	349,029
PPG Industries Inc.	5.75		03/15/13	470,000	484,864
Snap-on Inc.	4.51	(a)	01/12/10	3,675,000	3,597,035
Vulcan Materials Co.	4.05	(a)	12/15/10	1,800,000	1,783,291

Total Basic Industries					9,477,144

CONSUMER STAPLES — 1.7%
Beverages
Brown-Forman Corp.	4.83	(a)	04/01/10	1,100,000	1,063,491
Food Products
Campbell Soup Co.	5.88		10/01/08	2,695,000	2,736,616

Total Consumer Staples					3,800,107

CONSUMER DISCRETIONARY — 0.1%
Specialty Retail
Home Depot Inc.	2.93	(a)	12/16/09	230,000	219,333

Total Consumer Discretionary					219,333

FINANCE — 15.4%
Banks
American Express Bank FSB	2.67	(a)	04/26/10	1,125,000	1,075,800
Bank of America Corp.	4.45	(d)	10/15/09	465,000	465,148
Bank of America Corp.	4.50	(d)	12/15/09	245,000	243,775
Bank of America Corp.	7.23		08/15/12	200,000	221,935
Bayerische Landesbank New York	2.88		10/15/08	575,000	574,876
Bayerische Landesbank New York	3.20		04/15/09	1,150,000	1,153,347
Canadian Imperial Bank of Commerce New York	4.38		07/28/08	1,100,000	1,106,721
Capital One FSB	2.97	(a)	03/13/09	1,750,000	1,726,555
Comerica Bank	7.13		12/01/13	460,000	467,458
First Tennesse Bank N.A.	2.94	(a)	12/17/09	1,950,000	1,682,850
First Tennesse Bank N.A.	4.55		07/03/08	650,000	650,814
First Tennesse Bank N.A.	5.32		12/08/08	570,000	568,865
Suntrust Bank	4.55		05/25/09	450,000	453,846
US Bank N.A. (b)	5.92		05/25/12	712,750	739,517
Washington Mutual Bank NV	3.19	(a)	08/25/08	415,000	398,940
Washington Mutual Bank NV	5.55		06/16/10	240,000	213,600
Commercial Lending & Leasing
Caterpillar Financial Services Corp.	2.98	(a)	08/07/08	100,000	99,995
Consumer Loans
American General Finance Corp.	3.88		10/01/09	640,000	631,269
Berkshire Hathaway Finance Corp.	3.38		10/15/08	250,000	250,668
CIT Group Inc.	4.00		05/08/08	1,100,000	1,080,050
CIT Group Inc.	3.22	(a)	08/15/08	875,000	807,762
CIT Group Inc.	3.40	(a)	01/30/09	1,050,000	913,857
CIT Group Inc.	2.96	(a)	03/12/09	135,000	114,935
CIT Group Inc.	3.38		04/01/09	500,000	430,046
CIT Group Inc.	3.10	(a)	06/08/09	1,865,000	1,544,641
CIT Group Inc.	3.02	(a)	03/12/10	925,000	742,500
CIT Group Inc.	7.63		11/30/12	275,000	228,562
Countrywide Financial Corp.	3.25		05/21/08	280,000	274,596

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS — continued
Consumer Loans- continued
Countrywide Financial Corp.	2.82	%(a)	03/24/09	$1,100,000	$1,010,485
Countrywide Financial Corp. (b)	0.76	(a)	04/15/37	475,000	420,375
General Electric Capital Corp.	2.81	(a)	05/30/08	813,000	811,107
General Electric Capital Corp.	2.05	(a)	06/11/08	972,000	971,366
General Electric Capital Corp.	1.82	(a)	06/27/08	215,000	213,764
General Electric Capital Corp.	5.00	(d)	12/20/08	125,000	125,370
General Electric Capital Corp.	2.95	(a)	02/20/09	1,200,000	1,176,604
General Electric Capital Corp. (b)	4.15		04/14/09	555,000	555,310
General Electric Capital Corp.	3.25		07/15/10	100,000	98,785
General Electric Capital Corp.	3.25	(a)	02/18/11	260,000	254,467
General Electric Capital Corp.	5.00	(d)	09/12/11	295,000	295,758
General Electric Capital Corp.	2.71	(a)	05/01/51	100,000	99,198
Household Finance Corp.	3.00	(a)	05/15/08	110,000	110,097
Household Finance Corp.	2.80	(a)	08/15/08	100,000	99,970
Toyota Motor Credit Corp	2.75		08/06/09	88,636	88,284
Insurance
Allstate Financial Global Funding (b)	2.50		06/20/08	225,000	224,685
Allstate Life Global Funding II	5.17		01/22/09	1,065,000	1,079,156
American International Group (b)	2.88		05/15/08	450,000	449,144
Hartford Life Global Funding	5.75		08/15/12	210,000	211,017
MassMutual Global Funding II (b)	2.55		07/15/08	100,000	99,896
MBIA Global Funding LLC (b)	3.02	(a)	12/05/08	1,050,000	1,007,358
MBIA Global Funding LLC (b)	3.06	(a)	04/09/09	350,000	327,917
MBIA Global Funding LLC (b)	4.38		03/15/10	750,000	669,517
Monumental Global Funding II (b)	2.80		07/15/08	220,000	219,508
Principal Life Income Funding	3.20		04/01/09	400,000	400,477
Principal Life Income Funding	4.00		12/15/09	350,000	350,097
Protective Life Secured Trust	5.40		02/15/09	550,000	552,201
Protective Life Secured Trust	4.15		06/15/10	100,000	99,613
Protective Life Secured Trust	4.00		04/01/11	450,000	438,469
Reliance Standard Life (b)	5.63		03/15/11	800,000	863,639
Investment Banker/ Broker
Bear Stearns Cos., Inc.	2.88		07/02/08	320,000	312,190
Bear Stearns Cos., Inc.	5.85		07/19/10	1,450,000	1,378,608
Merrill Lynch & Co., Inc.	3.05	(a)	05/21/08	219,000	218,930
Mortgage
Residential Capital LLC	6.18	(a)	05/22/09	1,350,000	769,500
Residential Capital LLC	8.38		06/30/10	415,000	208,537

Total Finance					35,074,327

HEALTHCARE — 0.7%
Pharmaceuticals
Abbott Laboratories	3.50		02/17/09	550,000	551,734
Allergan Inc.	7.47		04/17/12	350,000	396,687
Bristol Myers Squibb Co. (b)	4.00		08/15/08	225,000	225,122
Hospira Inc.	3.18	(a)	03/30/10	440,000	427,931

Total Healthcare					1,601,474

INFORMATION TECHNOLOGY — 0.8%
Communication Equipment
Cisco Systems Inc.	5.25		02/22/11	450,000	469,747
Computers
Dell Computer Corp.	6.55		04/15/08	1,290,000	1,291,322

Total Information Technology					1,761,069

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
TRANSPORTATION — 3.2%
Airline
Southwest Airlines Inc.	6.54%		06/29/09	$2,625,975	$2,688,342
Southwest Airlines Inc.	7.22		07/01/13	132,854	140,098
Railroad
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	248,766
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,184,510	1,091,296
Burlington Northern & Santa Fe Railway Co.	4.97		04/01/23	192,508	175,421
CSX Transportation Inc.	6.38		06/15/08	225,000	226,438
CSX Transportation Inc.	7.73		03/15/09	115,000	119,711
Union Tank Car Co.	6.50		04/15/08	51,443	51,540
Union Tank Car Co.	7.45		06/01/09	295,000	309,834
Union Tank Car Co.	6.79		05/01/10	1,400,000	1,495,253
Union Tank Car Co.	6.57		01/02/14	215,954	245,838
Services
United Parcel Services	4.00		12/15/09	100,000	100,189
Special Purpose Entity
Toll Road Investor Partnership II LLP (b)	0.00	(c)	02/15/10	500,000	456,550

Total Transportation					7,349,276

UTILITIES — 5.4%
Electric & Gas
Central Hudson Gas & Electric Corp.	6.00		01/15/09	340,000	344,884
Cleco Corp.	7.00		05/01/08	375,000	375,652
Duke Energy Corp.	4.20		10/01/08	1,980,000	1,986,960
Duke Energy Corp.	5.38		01/01/09	625,000	633,381
Empire District Electric Co.	8.13		11/01/09	225,000	240,198
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	358,745
National Fuel Gas Co.	6.30		05/27/08	2,500,000	2,512,515
National Fuel Gas Co.	6.00		03/01/09	625,000	640,116
Northern National Gas Co. (b)	6.75		09/15/08	335,000	339,374
Public Service Electric & Gas Co.	6.38		05/01/08	525,000	526,044
Southern California Gas Co.	4.80		10/01/12	165,000	169,642
Washington Gas Light Co.	6.51		08/18/08	350,000	354,111
Telephone
GTE California Inc.	7.00		05/01/08	750,000	751,601
GTE Northwest Inc.	5.55		10/15/08	250,000	252,184
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,039,500
NYNEX Corp.	9.55		05/01/10	39,576	41,786
SBC Communications Capital Corp.	7.00		10/01/12	450,000	457,359
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,382,296

Total Utilities					12,406,348

Total Corporate Bonds (Cost $72,968,314)					71,689,078

YANKEE BONDS (6.9% of portfolio)
Bank of Scotland PLC (b)	4.00%		09/15/09	675,000	679,321
Bayerische Landesbank	4.25	(d)	07/22/11	1,350,000	1,356,153
Canadian National Railway Co.	7.52		01/03/10	572,749	602,595
CIT Group Funding Co. of Canada	4.65		07/01/10	675,000	553,923
Diageo Finance BV	2.82	(a)	03/30/09	1,575,000	1,559,293
European Investment Bank	4.50	(d)	05/18/11	1,780,000	1,784,673
Hydro-Quebec	6.27		01/03/26	80,000	90,706
International Bank for Reconstruction and Development	0.00	(c)	01/23/09	1,060,800	1,039,435
International Bank for Reconstruction and Development	3.50	(d)	04/29/09	375,000	375,369
International Bank for Reconstruction and Development	4.25	(d)	11/08/09	600,000	601,122
International Bank for Reconstruction and Development	4.50	(d)	04/29/10	600,000	600,868
International Bank for Reconstruction and Development	4.00	(d)	05/28/10	885,000	887,485

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS — continued
International Bank for Reconstruction and Development	0.00	%(c)	01/15/11	$875,000	$819,523
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	232,750
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	227,927
International Bank for Reconstruction and Development	3.75	(d)	07/03/13	865,000	868,546
International Bank for Reconstruction and Development	4.75	(d)	12/09/14	100,000	100,366
International Bank for Reconstruction and Development	4.75	(d)	12/14/14	250,000	250,991
International Multifoods Inc.	6.60		11/13/09	250,000	264,810
LLOYDS Bank PLC	4.25	(d)	12/10/08	280,000	280,616
Rabobank Nederland	4.50	(d)	11/12/08	260,000	260,659
Rabobank Nederland	4.50	(d)	05/06/11	200,000	200,288
Royal Philips Electronics NV	4.63		03/11/13	475,000	477,423
Royal Bank of Scotland PLC	4.75	(d)	10/30/09	420,000	420,525
Shell International Finance BV	5.63		06/27/11	1,100,000	1,180,350
United Utilities PLC	6.45		04/01/08	100,000	100,000

Total Yankee Bonds (Cost $15,460,639)					15,815,717

ASSET BACKED SECURITIES (24.7% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)	3.57	(a)	09/17/12	21,476	20,131
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	488,957	502,238
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	1,150,000	1,170,983
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	360,000	372,017
Americredit Automobile Receivables Trust 04-1	4.22		07/06/09	33,901	33,902
Americredit Automobile Receivables Trust 05-AX	3.93		10/06/11	1,855,119	1,794,235
Americredit Automobile Receivables Trust 05-BM	4.05		02/06/10	164,812	164,953
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	140,000	129,767
Americredit Automobile Receivables Trust 06-AF	5.56		09/06/11	660,050	663,236
Americredit Automobile Receivables Trust 06-BG	5.21		10/06/11	807,553	796,637
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	1,190,000	1,083,958
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	1,810,000	1,790,213
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	1,135,000	1,059,670
Americredit Automobile Receivables Trust 07-AX	5.29		11/06/10	332,166	330,778
Americredit Automobile Receivables Trust 07-AX	3.12	(a)	10/06/13	1,775,000	1,506,388
Americredit Automobile Receivables Trust 07-CM	3.16	(a)	04/07/14	1,125,000	960,606
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	280,000	269,356
Atlantic City Electric Transition Funding LLC 03-1	2.89		07/20/11	306,660	306,264
Bay View Auto Trust 05-LJ2	4.41		07/25/10	265,179	265,989
Capital Auto Receivable Asset Trust 06-SN1A (b)	5.40		01/20/09	18,161	18,186
Capital One Auto Finance Trust 05-C	4.61		07/15/10	289,054	287,773
Capital One Auto Finance Trust 06-B	5.45		02/15/11	436,248	439,114
Capital One Auto Finance Trust 07-A	5.33		05/15/10	104,224	104,206
Capital One Auto Finance Trust 07-B	5.03		04/15/12	1,045,000	1,014,461
Caterpillar Financial Asset Trust 06-A	5.57		05/25/10	438,152	442,907
Caterpillar Financial Asset Trust 07-A	5.34		06/25/12	650,000	662,384
Charming Shoppes Master Trust 04-1A (b)	3.77	(a)	05/15/14	500,000	472,969
CIT Marine Trust 99-A	6.25		11/15/19	1,051,944	1,013,067
CIT RV Trust 99-A	6.24		08/15/15	68,105	68,184
Citibank Credit Card Issuance Trust 06-A2	4.85		02/10/11	900,000	912,314
CPS Auto Trust 06-C (b)	5.31		02/15/10	25,281	25,186
CPS Auto Trust 07-A (b)	5.04		09/15/11	924,999	882,098
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,530,506
Credit Acceptance Auto Dealer Loan Trust 06-2 (b)	5.38		06/15/12	727,978	726,158
Credit Acceptance Auto Dealer Loan Trust 07-2 (b)	6.16		04/15/13	1,000,000	992,970
Daimler Chrysler Auto Trust 06-A	5.01		01/08/11	500,000	508,463
Drive Auto Receivables Trust 05-3 (b)	4.99		10/15/10	289,556	289,516
Drive Auto Receivables Trust 06-1 (b)	5.54	(d)	12/16/13	650,000	651,255
Drive Auto Receivables Trust 06-2 (b)	5.30		07/15/11	445,857	443,306

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES — continued
DT Auto Owner Trust 07-A (b)	5.53	%(a)	08/15/10	$653,727	$641,830
DVI Receivables Corp. 00-2	7.12		11/12/08	98,350	43,274
DVI Receivables Corp. 01-2	3.52		07/11/08	340,778	88,602
DVI Receivables Corp. 02-1	4.57		06/11/10	199,793	47,950
DVI Receivables Corp. 03-1	3.44	(a)	03/14/11	592,456	266,605
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	949,022	937,932
First Auto Receivables Group Trust 03-2 (b)	3.31		09/15/10	210,607	210,639
Ford Credit Floorplan Master Owner Trust 06-3	3.27	(a)	06/15/11	545,000	521,679
Ford Credit Auto Owner Trust 06-B	5.42		07/15/09	41,110	41,189
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	745,000	764,388
Great America Leasing Receivables 05-1 (b)	4.82		03/20/09	66,868	67,054
Great America Leasing Receivables 06-1 (b)	5.39		09/15/11	495,000	504,135
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	1,350,000	1,242,556
Household Automotive Trust 05-2	4.37		05/17/10	881,494	884,861
Household Automotive Trust 06-1	5.43		06/17/11	643,314	649,671
Household Automotive Trust 07-1	5.32		05/17/10	208,577	209,482
LAI Vehicle Lease Securization Trust 04-A (b)	3.41		12/15/10	55,865	55,837
Long Beach Acceptance Auto Receivables Trust 06-A	5.50		05/15/13	185,000	186,190
Long Beach Acceptance Auto Receivables Trust 06-B	5.17		08/15/11	4,125,000	4,135,211
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	238,261	249,182
MBNA Credit Card Master Note Trust 03-A11	3.65		03/15/11	90,000	90,209
Navistar Financial Corp. Owner Trust 05-A	4.22		02/15/10	668,228	669,868
Nissan Auto Receivables Owner Trust 06-B	5.16		02/15/10	234,782	236,581
ONYX Acceptance Owner Trust 05-B	4.18		03/15/10	105,260	104,092
ONYX Acceptance Owner Trust 05-B	4.34		05/15/12	1,875,000	1,783,272
Prestige Auto Receivables Trust 05-1A (b)	4.37		06/15/12	228,558	226,974
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	213,860	217,336
Santander Drive Auto Receivables Trust 07-1	5.20		12/15/10	1,076,920	1,068,542
Santander Drive Auto Receivables Trust 07-1	5.05		09/15/11	5,425,000	5,224,487
Santander Drive Auto Receivables Trust 07-2	3.62	(a)	08/15/14	1,350,000	1,214,789
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	1,800,000	1,690,969
SLM Student Loan Trust 05-7	4.41		07/25/25	130,000	128,700
Small Business Administration 99-10B	6.00		03/01/09	7,464	7,519
Small Business Administration 02-20K	5.08		11/01/22	226,137	228,584
Small Business Administration 03-10B	3.39		03/01/13	196,208	194,624
Small Business Administration 03-P10B	5.14		08/10/13	132,740	134,336
Small Business Administration 05-10E	4.54		09/01/15	192,696	194,478
Susquehanna Auto Lease Trust 07-1 (b)	5.32		04/14/09	922,780	926,241
Triad Automobile Receivables Trust 06-A	4.77		01/12/11	959,791	950,864
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	125,000	122,408
Triad Automobile Receivables Trust 06-C	5.26		11/14/11	1,747,786	1,722,627
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	110,000	104,449
UPFC Auto Receivables Trust 05-B	4.98		08/15/11	416,119	408,081
UPFC Auto Receivables Trust 06-A	5.49		05/15/12	488,371	495,820
UPFC Auto Receivables Trust 06-B	5.01		08/15/12	190,000	186,178
USXL Funding LLC 06-1A (b)	5.38		04/15/14	531,428	497,924
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	898,406
WFS Financial Owner Trust 05-1	3.59		10/19/09	128,068	128,145

Total Asset Backed Securities (Cost $57,727,308)					56,311,114

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES (24.3% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	%(a)	06/25/33	$94,294	$84,265
Accredited Mortgage Loan Trust 04-3	3.92	(a)	10/25/34	59,288	57,292
ACE Securities Corp. 06-ASL1	2.74	(a)	02/25/36	836,506	544,213
ACE Securities Corp. 06-SL1	2.76	(a)	09/25/35	318,394	210,678
Adjustable Rate Mortgage Trust 05-10	4.83	(a)	01/25/36	253,045	252,664
American Business Financial Services 02-1	6.51		12/15/32	105,545	104,273
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	97,737	94,706
Amresco Residential Securities 98-1	7.57		10/25/27	128,399	128,107
Banc of America Funding Corp. 04-A	5.01	(a)	09/20/34	192,791	174,650
Banc of America Funding Corp. 05-G	5.24	(a)	10/20/35	1,574,782	1,455,227
Banc of America Funding Corp. 07-5	6.50		07/25/37	231,278	236,627
Banc of America Mortgage Securities Inc. 02-J	7.53	(a)	09/25/32	55,200	55,084
Banc of America Mortgage Securities Inc. 04-F	4.15	(a)	07/25/34	672,355	674,334
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	163,844	155,950
Banc of America Mortgage Securities Inc. 05-C	4.70	(a)	04/25/35	135,250	134,960
Bear Stearns Adjustable Rate Mortgage Trust 04-10	4.65	(a)	01/25/35	872,765	870,904
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.44	(a)	02/25/36	162,878	147,024
Bear Stearns Adjustable Rate Mortgage Trust 06-6	5.81	(a)	11/25/36	348,158	272,033
Bear Stearns ALT-A Trust 04-11	6.82	(a)	11/25/34	41,924	32,409
Bear Stearns ALT-A Trust 05-4	5.37	(a)	05/25/35	234,008	202,402
Bear Stearns ALT-A Trust 05-9	5.78	(a)	11/25/35	135,014	90,263
Bear Stearns Asset Backed Securities Trust 03-3	3.19	(a)	06/15/43	156,452	136,826
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	89,018	86,401
Chase Mortgage Finance Corp. 05-A1	5.41	(a)	12/25/35	84,846	85,535
Chase Mortgage Finance Corp. 06-A1	6.02	(a)	09/25/36	122,087	119,439
Chaseflex Trust 05-2	6.00		06/25/35	239,826	226,486
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	1,041,437	1,023,503
CITICORP Mortgage Securities, Inc. 88-11	6.13	(a)	08/25/18	55,143	54,279
CITICORP Mortgage Securities, Inc. 88-17	6.35	(a)	11/25/18	78,860	76,703
Citigroup Mortgage Loan Trust, Inc. 05-7	5.31	(a)	09/25/35	596,888	599,232
CMO Trust 17	7.25		04/20/18	2,357	2,357
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	347,431	374,774
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	76,051	69,118
Countrywide Alternative Loan Trust 04-18CB	5.13		09/25/34	16,271	16,250
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	152,054	125,350
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	550,706	512,434
Countrywide Alternative Loan Trust 05-43	5.71	(a)	10/25/35	85,129	53,549
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	04/25/35	280,000	195,781
Countrywide Home Loans 03-49	4.59	(a)	12/19/33	239,909	234,936
Countrywide Home Loans 03-56	4.49		12/25/33	248,664	245,112
Countrywide Home Loans 03-J13	5.25		01/25/24	785,317	743,471
Countrywide Home Loans 05-HYB8	5.87	(a)	12/20/35	294,412	207,685
Countrywide Home Loans 06-HYB5	5.84	(a)	09/20/36	161,332	121,640
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	446,894	440,473
Credit Suisse First Boston Mortgage 03-21	4.09	(a)	09/25/33	51,508	50,495
Credit Suisse First Boston Mortgage 03-AR24	4.03	(a)	10/25/33	907,029	910,906
Credit Suisse First Boston Mortgage 04-AR3	4.73	(a)	04/25/34	222,624	224,810
Credit Suisse First Boston Mortgage 05-4	5.50		06/25/15	319,555	304,697
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	742,261	697,328
Credit Suisse First Boston Mortgage 06-1	2.73	(a)	05/25/36	1,599,947	1,235,070
Credit Suisse First Boston Mortgage 06-2	5.35	(a)	07/25/36	1,120,000	413,477
DLJ Mortgage Acceptance Corp. 91-3	6.47	(a)	02/20/21	51,886	51,805
FHLMC 2419	5.50		03/15/17	7,741	8,178
FHLMC 2586	3.50		12/15/32	270,513	269,287
FHLMC 2649	4.50		07/15/18	694,485	700,637
FHLMC 3061	5.50		07/15/16	538,382	561,338
FHLMC 3071	5.75		11/15/34	403,891	411,596

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED — continued
FHLMC 780754	4.67	%(a)	08/01/33	$56,681	$57,298
FHLMC M80833	4.00		08/01/10	367,853	369,902
FHLMC M80848	3.00		07/01/10	270,234	267,798
FHLMC M90951	4.50		10/01/09	121,010	121,495
FHLMC R009	5.75		12/15/18	644,479	659,671
FHLMC R010	5.50		12/15/19	1,238,486	1,274,846
FHLMC R013	6.00		12/15/21	580,153	596,208
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	26,121	26,039
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	37,178	37,062
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	939	935
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	5.30	(a)	09/25/34	63,766	62,236
First Horizon Mortgage Pass-Through Trust 05-AR2	5.14	(a)	05/25/35	355,803	324,641
Flagstar Home Equity Loan Trust 07-1A (b)	5.77		01/25/35	250,000	225,183
FNMA 93-170	4.82	(a)	09/25/08	181	182
FNMA 03-05	4.25		08/25/22	214,238	215,595
FNMA 03-38	5.00		03/25/23	226,828	233,575
FNMA 03-81	4.75		09/25/18	282,641	282,002
FNMA 03-86	4.50		09/25/18	397,352	391,404
FNMA 04-34	5.50		05/25/19	495,205	505,458
FNMA 05-14	2.90	(a)	03/25/35	54,977	54,737
FNMA 06-10	5.75		09/25/20	169,210	172,030
FNMA 813842	6.33	(a)	01/01/35	63,230	63,833
GMAC Mortgage Corp. Loan Trust 05-AR3	4.85	(a)	06/19/35	330,666	329,919
GMAC Mortgage Corp. Loan Trust 05-HE2	4.62		11/25/36	120,024	113,810
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	220,000	197,038
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	684,328
GNMA 02-15	5.50		11/20/31	119,082	121,574
GNMA 02-88	5.00		05/16/31	86,780	88,579
GNMA 03-11	4.00		10/17/29	420,112	415,305
GNMA 03-12	4.50		02/20/32	120,742	120,619
GNMA 03-26	3.27	(a)	04/16/33	58,902	58,738
GNMA 03-92	4.50		12/16/26	62,866	63,520
GNMA 04-17	4.50		12/20/33	123,631	122,812
GNMA 06-36	6.00		02/20/21	150,193	152,581
GNMA 583189	4.50		02/20/17	52,389	52,465
Green Tree Financial Corp. 98-5	6.22		03/01/30	304,988	303,876
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	116,040	115,445
GS Mortgage Loan Trust 03-10	4.94	(a)	10/25/33	551,539	499,763
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	314,111	310,629
GS Mortgage Loan Trust 05-AR3	5.02	(a)	05/25/35	228,119	228,285
GS Mortgage Loan Trust 05-AR6	4.56	(a)	09/25/35	184,217	183,963
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	305,000	174,729
Home Equity Mortgage Loan Asset-Backed Trust 07-HSA2	2.73	(a)	04/25/37	595,551	514,424
Home Equity Mortgage Trust 06-1	5.37		05/25/36	1,430,000	685,598
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	536,305	484,788
Indymac Indx Mortgage Loan Trust 04-AR6	7.16	(a)	10/25/34	33,527	33,574
Indymac Indx Mortgage Loan Trust 05-AR15	5.10	(a)	09/25/35	87,233	66,890
Indymac Indx Mortgage Loan Trust 05-L1	2.80	(a)	06/25/10	673,046	476,856
JP Morgan Mortgage Trust 04-A3	4.97	(a)	07/25/34	519,781	505,281
JP Morgan Mortgage Trust 05-A2	5.20	(a)	04/25/35	1,352,285	1,145,485
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	230,333	208,512
Master Adjustable Rate Mortgages Trust 04-13	5.27	(a)	04/21/34	140,486	140,562
Master Adjustable Rate Mortgages Trust 05-1	5.24	(a)	01/25/35	132,882	113,025
Master Alternative Loans Trust 03-5	6.00		08/25/33	137,195	122,703
Master Assets Securitization Trust 03-6	5.00		07/25/18	107,714	109,363
Merrill Lynch Mortgage Investors Trust 03-A2	4.36	(a)	02/25/33	92,672	92,906
Merrill Lynch Mortgage Investors Trust 06-SL1	2.78	(a)	09/25/36	1,247,732	865,919

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED — continued
Morgan Stanley Capital Inc. 04-1	5.00%		11/25/18	$446,665	$414,523
Morgan Stanley Mortgage Loan Trust 04-4	4.75		08/25/34	43,361	43,384
Morgan Stanley Mortgage Loan Trust 05-5AR	5.52	(a)	09/25/35	86,629	68,032
Morgan Stanley Mortgage Loan Trust 06-1AR	6.02	(a)	02/25/36	246,437	181,834
New Century Home Equity Loan Trust 97-NC5	6.70		10/25/28	1,092	1,088
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	519,842	507,040
Oakwood Mortgage Investors, Inc. 02-A	3.07	(a)	09/15/14	306,039	279,154
Origen Manufactured Housing 05-B	5.25		02/15/14	8,101	8,090
Prime Mortgage Trust 05-2	5.00		07/25/20	473,892	476,114
Residential Accredit Loans, Inc. 02-QS9	3.20	(a)	07/25/32	13,523	12,984
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	116,735	109,514
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	841,634	830,103
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	93,545
Residential Asset Securitization Trust 04-A4	5.50		08/25/34	17,965	18,016
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	483,819	445,651
Residential Funding Mortgage Securities I 03-S11	3.50		06/25/18	165,095	162,274
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	320,957	314,939
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	645,527	633,886
Residential Funding Mortgage Securities I 05-SA2	5.20	(a)	06/25/35	80,744	83,346
Residential Funding Mortgage Securities I 06-SA1	5.59	(a)	02/25/36	95,368	87,775
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	79,600	79,189
SACO I Trust 05-6	2.89	(a)	09/25/35	1,331,655	1,103,173
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	100	100
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	4.94	(a)	03/25/34	44,230	40,681
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.41	(a)	04/25/34	3,132,887	2,860,578
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.66	(a)	07/25/34	700,000	665,459
Structured Adjustable Rate Mortgage Loan Trust 04-11	6.57	(a)	08/25/34	86,740	86,891
Structured Adjustable Rate Mortgage Loan Trust 04-18	6.98	(a)	12/25/34	171,589	145,461
Structured Adjustable Rate Mortgage Loan Trust 05-11	5.38	(a)	05/25/35	676,385	680,056
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	83,877	63,560
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	461,438	452,521
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.91	(a)	05/25/36	238,972	175,608
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.90	(a)	05/25/36	248,668	224,714
Structured Asset Mortgage Investments 04-AR5	6.63	(a)	10/19/34	53,145	49,378
Structured Asset Securities Corp. 98-RF1 (b)	8.74	(a)	04/15/27	77,313	77,207
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,201	76,548
Structured Asset Securities Corp. 03-37A	4.52	(a)	12/25/33	483,327	486,152
Structured Asset Securities Corp. 04-3	5.56	(a)	03/25/24	563,152	521,311
Structured Asset Securities Corp. 04-19XS	4.37		10/25/34	23,935	23,893
UCFC Manufactured Housing Contract 98-2	6.16		08/15/19	521,800	520,876
Vanderbilt Mortgage & Finance 03-A	3.73	(a)	05/07/26	646,385	644,628
Wachovia Mortgage Loan Trust 06-A	5.24	(a)	05/20/36	548,474	537,417
Washington Mutual Mortgage Securities Corp. 03-AR11	3.98	(a)	10/25/33	1,075,000	1,075,465
Washington Mutual Mortgage Securities Corp. 04-AR3	4.24	(a)	06/25/34	193,112	187,289
Washington Mutual Mortgage Securities Corp. 04-AR14	4.26	(a)	01/25/35	313,025	296,596
Washington Mutual Mortgage Securities Corp. 05-AR7	4.92	(a)	08/25/35	594,084	587,294
Washington Mutual Mortgage Securities Corp. 05-AR12	4.83	(a)	10/25/35	68,819	66,689
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	377,191	374,244
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	83,073	79,866
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	453,820	449,821
Wells Fargo Mortgage Backed Securities Trust 04-B	4.94	(a)	02/25/34	142,524	130,189
Wells Fargo Mortgage Backed Securities Trust 04-BB	4.56	(a)	01/25/35	93,593	91,589
Wells Fargo Mortgage Backed Securities Trust 04-E	4.87	(a)	05/25/34	231,937	211,416
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.01	(a)	12/25/34	167,095	162,123
Wells Fargo Mortgage Backed Securities Trust 04-F	4.72	(a)	06/25/34	1,137,540	1,019,660
Wells Fargo Mortgage Backed Securities Trust 04-I	6.99	(a)	07/25/34	18,657	18,104

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED — continued
Wells Fargo Mortgage Backed Securities Trust 04-K	4.47	%(a)	07/25/34	$494,223	$466,462
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	327,087	301,376
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	877,967	786,180
Wells Fargo Mortgage Backed Securities Trust 04-R	4.37	(a)	09/25/34	208,632	204,426
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.39	(a)	08/25/35	116,050	109,472
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.11	(a)	09/25/35	777,252	759,277
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.26	(a)	10/25/35	182,747	183,318
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.77	(a)	04/25/36	137,848	124,466
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.64	(a)	12/25/36	89,811	80,663

Total Mortgage Backed Securities (Cost $59,268,034)					55,467,695

MUNICIPAL BONDS (2.3% of portfolio)
Burlington Kansas Environmental Improvement	9.50	(a)	09/01/35	1,000,000	1,000,000
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,180,335
Chicago Illinois Public Building Commission	7.13		01/01/10	250,000	265,495
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	455,000	452,179
Ohio State Air Quality Development Authority	10.24	(a)	08/01/20	1,175,000	1,175,000
Wisconsin State General Revenue	14.00	(a)	05/01/32	1,150,000	1,150,000

Total Municipal Bonds (Cost $5,216,195)					5,223,009

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.9% of portfolio)
Bartram Trail CDC Inc. (b)	5.50	(a)	07/01/32	813,000	859,300
Federal Farm Credit Bank	4.38		05/21/13	100,000	100,033
Federal Home Loan Bank	4.00	(d)	04/22/11	100,000	100,090
Federal Home Loan Bank	4.71		10/25/12	150,000	150,253
Federal Home Loan Bank	4.30		06/10/13	100,000	100,021
Federal Home Loan Mortgage Corp. (e)	4.00		10/15/11	100,000	100,021
Federal Home Loan Mortgage Corp. (e)	4.80		04/02/13	100,000	100,009
Federal Home Loan Mortgage Corp. (e)	4.88		04/30/13	198,000	198,055
Federal Home Loan Mortgage Corp. (e)	4.35		06/03/13	100,000	100,332
Federal Home Loan Mortgage Corp. (e)	5.00		06/17/13	100,000	100,029
Federal Home Loan Mortgage Corp. (e)	4.40		06/19/13	100,000	100,422
Federal Home Loan Mortgage Corp. (e)	4.50		07/16/13	140,000	140,120
Federal Home Loan Mortgage Corp. (e)	4.25		07/23/13	170,000	170,034
Federal National Mortgage Assn. (e)	4.00		03/04/11	105,000	105,040
Federal National Mortgage Assn. (e)	3.50		12/14/11	100,000	100,036
Federal National Mortgage Assn. (e)	3.50		06/28/12	100,000	100,037
Federal National Mortgage Assn. (e)	4.00		07/16/12	150,000	150,074
Federal National Mortgage Assn. (e)	4.00		10/01/12	152,000	152,073
Federal National Mortgage Assn. (e)	4.30		06/17/13	200,000	200,799
Federal National Mortgage Assn. (e)	4.35		07/02/13	100,000	100,485
Federal National Mortgage Assn. (e)	4.00		07/09/13	100,000	100,040
Federal National Mortgage Assn. (e)	4.00		07/15/13	370,000	370,230
Government Trust Certificate (Sri Lanka Trust)	2.83	(a)	06/15/12	225,000	224,998
Overseas Private Investment Corp.	0.00	(f)	05/27/08	500,000	591,680
Overseas Private Investment Corp.	4.10		11/15/14	642,400	665,539
Tennessee Valley Authority	2.45		05/15/08	650,000	648,593
Tennessee Valley Authority	4.50		10/15/13	100,000	100,049
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	699,391
U.S. Department of Housing & Urban Development	7.50		08/01/11	180,000	192,102
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	123,510
U.S. Treasury Note	2.63		05/15/08	3,000,000	3,004,923
U.S. Treasury Note	3.75		05/15/08	550,000	551,590
U.S. Treasury Note	4.38		11/15/08	550,000	559,840

Total U.S. Government and Agency Obligations (Cost $10,753,951)					11,059,748

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MONEY MARKET ACCOUNT (5.4% of portfolio)
SSgA Prime Money Market Fund	3.26	%(g)		$11,267,000	$11,267,000
SSgA Money Market Fund	2.78	(g)		1,149,082	1,149,082

Total Money Market Account (Cost $12,416,082)					12,416,082

TOTAL INVESTMENTS IN SECURITIES (Cost $233,810,523) — 100%					$227,982,443

(a)	Variable coupon rate as of March 31, 2008.

(b)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $22,104,002 and represents 9.70% of total investments.

(c)	Zero coupon security, purchased at a discount.

(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.

(e)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)	Zero coupon security, security accretes to a premium price at maturity.

(g)	7-day yield at March 31, 2008.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$8,616,835
Level 2 — Other Significant Observable Inputs	$218,919,177
Level 3 — Significant Unobservable Inputs	$446,431

Total	$227,982,443

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2007	$560,200
Net purchase/(sale) at cost	$(65,405)
Realized gain/(loss)	$81
Change in unrealized appreciation/(depreciation)	$(48,483)
Accretion/(amortization)	$38

Balance as of March 31, 2008	$446,431

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Cost	Value

Investment in S&P 500 Index Master Portfolio	$41,044,040	$57,310,779

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by Barclays Global Advisors. As of March 31, 2008 the Stock Index Fund’s ownership interest in the S&P 500 Index Master Portfolio was 2.17%.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

VALUE FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (98.7% of portfolio)
CONSUMER DISCRETIONARY — 4.1%
Auto Components
Cooper Tire & Rubber Co.	440,000	$6,586,800
Multiline Retail
Dillard’s, Inc. (Class A)	367,700	6,328,117
Restaurants
Tim Hortons Inc.	231,852	7,894,561
Wendy’s International, Inc.	171,200	3,947,872
Specialty Retail
Office Depot, Inc. (a)	50,000	552,500

Total Consumer Discretionary		25,309,850

CONSUMER STAPLES — 3.3%
Food Products
Dean Foods Co.	634,800	12,753,132
J.M. Smucker Co. (The)	148,853	7,533,450

Total Consumer Staples		20,286,582

ENERGY — 10.1%
Energy Equipment & Services
Baker Hughes Inc.	127,000	8,699,500
Oil & Gas
Chevron Corp.	200,000	17,072,000
ConocoPhillips	226,000	17,223,460
Marathon Oil Corp.	428,000	19,516,800

Total Energy		62,511,760

FINANCIALS — 18.8%
Commercial Banks
Bank of America Corp.	230,200	8,726,882
Commerce Bancshares, Inc.	24,662	1,036,544
Fifth Third Bancorp	720,000	15,062,400
Diversified Financial Services
CIT Group Inc.	121,000	1,433,850
Citigroup, Inc.	460,100	9,855,342
Genworth Financial, Inc.	626,200	14,177,168
JPMorgan Chase & Co.	442,600	19,009,670
Insurance
Allstate Corp. (The)	285,000	13,697,100
Chubb Corp. (The)	222,000	10,984,560
Principal Financial Group, Inc.	142,800	7,956,816
Unum Group	646,900	14,238,269

Total Financials		116,178,601

HEALTHCARE — 19.3%
Healthcare Equipment & Supplies
Covidien Ltd.	207,600	9,186,300
Hospira, Inc. (a)	521,500	22,304,555
Pharmaceuticals
Abbott Laboratories	399,000	22,004,850
Bristol–Myers Squibb Co.	829,700	17,672,610
Pfizer Inc.	1,052,000	22,018,360
GlaxoSmithKline plc ADR	332,000	14,086,760
Schering–Plough Corp.	850,000	12,248,500

Total Healthcare		119,521,935

VALUE FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Shares/
	Face Amount	Value
COMMON STOCKS — continued
INDUSTRIALS — 17.9%
Airlines
Southwest Airlines Co.	1,023,000	$12,685,200
Commercial Services & Supplies
Avery Dennison Corp.	343,472	16,915,996
R.R. Donnelley & Sons Co.	121,700	3,688,727
Industrial Conglomerates
Honeywell International Inc.	270,000	15,233,400
Parker–Hannifin Corp.	316,462	21,921,323
Tyco International Ltd.	164,850	7,261,642
Machinery
Flowserve Corp.	160,300	16,732,114
Distributers
Applied Industrial Technologies, Inc.	130,500	3,900,645
Genuine Parts Co.	315,400	12,685,388

Total Industrials		111,024,435

INFORMATION TECHNOLOGY — 12.9%
Communications Equipment
Cisco Systems, Inc. (a)	696,000	16,766,640
Computers & Peripherals
Dell Inc. (a)	927,000	18,465,840
Hewlett–Packard Co.	254,000	11,597,640
Electronic Equipment & Instruments
Tyco Electronics Ltd.	164,850	5,657,652
IT Services
SAIC, Inc. (a)	553,000	10,280,270
Office Electronics
IKON Office Solutions, Inc.	383,570	2,915,132
Semiconductors & Semiconductor Equipment
Intel Corporation	663,000	14,042,340

Total Information Technology		79,725,514

MATERIALS — 6.0%
Chemicals
Dow Chemical Co. (The)	486,900	17,942,265
Containers & Packaging
Bemis Co., Inc.	433,600	11,026,448
Pactiv Corp. (a)	301,200	7,894,452

Total Materials		36,863,165

TELECOMMUNICATIONS SERVICES — 1.9%
Wireless Communication Services
Motorola, Inc.	1,262,000	11,736,600

Total Telecommunications Services		11,736,600

UTILITIES — 4.4%
Gas Utilities
El Paso Corp.	701,664	11,675,689
Multi–Utilities
Questar Corp.	271,000	15,327,760

Total Utilities		27,003,449

Total Common Stocks (Cost $473,273,255)		610,161,891

VALUE FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Shares	Value
MONEY MARKET ACCOUNT (1.3% of portfolio)
SSgA Prime Money Market Fund, 3.26% (b)	8,135,000	$8,135,000
SSgA Money Market Fund, 2.78% (b)	111	111

Total Money Market Account (Cost $8,135,111)		8,135,111

TOTAL INVESTMENTS IN SECURITIES (Cost $481,408,366) — 100%		$618,297,002

(a)	Non-income producing.

(b)	7-day yield at March 31, 2008.

ADR	— American Depository Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$610,161,891
Level 2 — Other Significant Observable Inputs	$8,135,111
Level 3 — Significant Unobservable Inputs	$—

Total	$618,297,002

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (89.1% of portfolio)
CONSUMER DISCRETIONARY — 14.3%
Auto Components
Cooper Tire & Rubber Co.	110,100	$1,648,197
Multiline Retail
Dillard’s, Inc. (Class A)	100,000	1,721,000
Restaurants
Brinker International, Inc.	40,000	742,000
CBRL Group, Inc.	49,100	1,756,307
O’Charley’s Inc.	164,300	1,892,736
Specialty Retail
Sally Beauty Holdings, Inc. (a)	214,000	1,476,600

Total Consumer Discretionary		9,236,840

CONSUMER STAPLES — 3.9%
Food Distribution
United Natural Foods, Inc.	60,100	1,124,471
Food Products
J.M. Smucker Co. (The)	15,868	803,079
Personal Products
Alberto-Culver Co. (Class A)	21,000	575,610

Total Consumer Staples		2,503,160

ENERGY — 8.8%
Energy Equipment & Services
Helmerich & Payne, Inc.	75,000	3,515,250
Oil & Gas
Cimarex Energy Co.	39,400	2,156,756

Total Energy		5,672,006

FINANCIALS — 19.0%
Commercial Banks
Astoria Financial Corp.	45,000	1,222,200
Cardinal Financial Corp.	180,000	1,596,600
Citizens Republic Bancorp, Inc.	90,700	1,127,401
City Bank (Lynnwood WA)	56,400	1,256,028
First National Bancshares, Inc.	59,596	628,737
Middleburg Financial Corp.	48,000	1,105,440
National Bankshares, Inc. (Virginia)	86,000	1,531,660
Southcoast Financial Corp. (a)	51,370	752,571
Valley National Bancorp	96,086	1,845,812
Diversified Financial Services
Asset Acceptance Capital Corp.	124,700	1,200,861

Total Financials		12,267,310

INDUSTRIALS — 21.9%
Aerospace & Defense
Triumph Group, Inc.	23,900	1,360,627
Industrial Conglomerates
Carlisle Companies, Inc.	57,400	1,919,456
CLARCOR Inc.	31,200	1,109,160
Standex International Corp.	19,500	435,630
Machinery
Flowserve Corp.	29,500	3,079,210
Manitowoc Co., Inc.	79,000	3,223,200
Regal-Beloit Corp.	43,500	1,593,405
Distributers
Applied Industrial Technologies, Inc.	45,450	1,358,500

Total Industrials		14,079,188

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Shares/
	Face Amount	Value
COMMON STOCKS — continued
INFORMATION TECHNOLOGY — 12.4%
Communications Equipment
Belden, Inc.	68,750	$2,428,250
Computers & Peripherals
Western Digital Corp. (a)	100,000	2,704,000
Electronic Equipment & Instruments
Vishay Intertechnology, Inc. (a)	185,000	1,676,100
Office Electronics
IKON Office Solutions, Inc.	153,500	1,166,600

Total Information Technology		7,974,950

MATERIALS — 4.7%
Chemicals
Westlake Chemical Corp.	90,700	1,183,635
Containers & Packaging
Pactiv Corp. (a)	70,000	1,834,700

Total Materials		3,018,335

UTILITIES — 4.1%
Multi-Utilities
Questar Corp.	46,600	2,635,696

Total Utilities		2,635,696

Total Common Stocks (Cost $45,218,540)		57,387,485

COMMERCIAL PAPER (4.6% of portfolio)
American General Finance, 3.05%, due 04/02/08	$3,000,000	2,999,746

Total Commercial Paper (Cost $2,999,746)		2,999,746

MONEY MARKET ACCOUNTS (6.3% of portfolio)
SSgA Prime Money Market Fund, 3.26% (b)	831,621	831,621
SSgA Money Market Fund, 2.78% (b)	3,207,000	3,207,000

Total Money Market Accounts (Cost $4,038,621)		4,038,621

TOTAL INVESTMENTS IN SECURITIES (Cost $52,256,907) — 100%		$64,425,852

(a)	Non-income producing.

(b)	7-day yield at March 31, 2008.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$57,387,486
Level 2 — Other Significant Observable Inputs	$7,038,366
Level 3 — Significant Unobservable Inputs	$—

Total	$64,425,852

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (95.2% of portfolio)
AUSTRALIA — 0.9%
Westpac Banking Corp.	55,600	$1,211,694

Total Australia		1,211,694

BRAZIL — 1.8%
Embraer-Empresa Brasileira de Aeronautica SA ADR	62,000	2,449,620

Total Brazil		2,449,620

BRITAIN — 18.4%
AstraZeneca Group PLC	41,900	1,566,461
British Sky Broadcast PLC	271,900	3,013,204
GlaxoSmithKline PLC	100,100	2,121,237
Kingfisher PLC	924,900	2,422,167
Lloyds TSB Group PLC	267,000	2,395,394
Pearson PLC	178,800	2,415,980
Royal Bank of Scotland Group PLC	166,500	1,114,049
Unilever PLC	107,700	3,633,666
Vodafone Group PLC	1,146,474	3,432,951
WPP Group PLC	216,100	2,577,110

Total Britain		24,692,219

FRANCE — 6.8%
AXA SA	79,800	2,887,956
Schneider Electric SA	22,300	2,884,909
Vivendi SA	85,600	3,348,597

Total France		9,121,462

GERMANY — 8.3%
Adidas AG	55,600	3,698,974
Celesio AG	41,800	2,068,088
Deutsche Post AG REG	92,700	2,833,178
Siemens AG REG	23,600	2,561,145

Total Germany		11,161,385

HONG KONG — 0.9%
Swire Pacific, Ltd.	104,900	1,190,161

Total Hong Kong		1,190,161

ITALY — 7.1%
Eni SpA	91,200	3,108,771
Finmeccanica SpA	108,500	3,696,367
UniCredit SpA	410,800	2,746,181

Total Italy		9,551,319

JAPAN — 17.1%
Bridgestone Corp.	138,500	2,366,492
Daiichi Sankyo Co., Ltd.	64,000	1,893,770
Daito Trust Construction Co., Ltd.	58,900	3,046,336
Kyocera Corp.	18,500	1,555,866
Mitsubishi UFJ Financial Group, Inc.	276,800	2,409,269
Mitsui Sumitomo Insurance Co., Ltd.	156,850	1,604,154
Sumitomo Corp.	227,800	3,060,181
Sumitomo Trust & Banking Co.	374,900	2,587,893
Takeda Pharmaceutical Co., Ltd.	33,600	1,699,063
Toyota Motor Corp.	53,300	2,686,154

Total Japan		22,909,178

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)

	Shares/
	Face Amount	Value
COMMON STOCKS — continued
NETHERLANDS — 2.4%
ING Groep NV	84,900	$3,174,137

Total Netherlands		3,174,137

NORWAY — 4.4%
Norsk Hydro ASA	197,000	2,883,334
StatoilHydro ASA	98,795	2,970,685

Total Norway		5,854,019

REPULIC OF SOUTH KOREA — 3.2%
LG Electronics Inc.	9,700	1,246,618
Samsung Electronics Ltd.	4,802	3,051,316

Total Republic of South Korea		4,297,934

SINGAPORE — 3.6%
Singapore Telecommunications, Ltd.	853,800	2,446,953
United Overseas Bank, Ltd.	166,100	2,323,546

Total Singapore		4,770,499

SPAIN — 6.7%
BBV Argentaria SA	89,600	1,973,310
Iberdrola SA	146,800	2,275,886
Telefonica SA	166,600	4,786,956

Total Spain		9,036,152

SWEDEN — 1.5%
Ericsson	989,800	1,945,152

Total Sweden		1,945,152

SWITZERLAND — 10.0%
Givaudan SA REG	2,655	2,626,388
Nestle SA REG	8,350	4,174,268
Novartis AG REG	62,800	3,220,326
Swiss Re REG	39,400	3,444,823

Total Switzerland		13,465,804

TAIWAN — 2.1%
Taiwan Semiconductor SP ADR	270,245	2,775,416

Total Taiwan		2,775,416

Total Common Stocks (Cost $128,423,950)		127,606,151

MONEY MARKET ACCOUNTS (4.8% of portfolio)
SsgA Prime Money Market Fund, 3.26% (a)	6,401,000	$6,401,000
SsgA Money Market Fund, 2.78% (a)	2	2

Total Money Market Accounts (Cost $6,401,002)		6,401,002

TOTAL INVESTMENTS IN SECURITIES (Cost $134,824,952) — 100%		$134,007,153

(a)	7-day yield at March 31, 2008.
ADR-American Depository Receipt
BR — Bearer shares
REG — Registered shares

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2008 (Unaudited)
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$5,225,036
Level 2 — Other Significant Observable Inputs	$128,782,117
Level 3 — Significant Unobservable Inputs	$—

Total	$134,007,153

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCKSM FUND
Portfolio of Investments
March 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND (99.7% of portfolio)
PowerShares QQQTM	193,000	$8,437,960

Total Exchange Traded Fund (Cost $8,122,166)		8,437,960

MONEY MARKET ACCOUNT (0.3% of portfolio)
SSgA Money Market Fund, 2.78% (a)	27,594	27,594

Total Money Market Account (Cost $27,594)		27,594

TOTAL INVESTMENTS IN SECURITIES (Cost $8,149,760) — 100%		$8,465,554

(a)	7-day yield at March 31, 2008.
On March 31, 2008, substantially all of the assets of the NASDAQ-100 Index Tracking StockSM Fund were invested in shares of the PowerShares QQQTM, issued by PowerShares Capital Management, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the Powershares QQQTM is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission’s website (www.sec.gov) through the Filings and Forms (EDGAR) section.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date. FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$8,437,960
Level 2 — Other Significant Observable Inputs	$27,594
Level 3 — Significant Unobservable Inputs	$—
Total	$8,465,554
For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual report.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
March 31, 2008 (Unaudited)

Security			Shares	Value

COMMON STOCKS—98.37%
ADVERTISING—0.15%

Interpublic Group of Companies Inc. (The)	(a	) (b)	104,483	$878,702
Omnicom Group Inc.			72,742	3,213,742

				4,092,444

AEROSPACE & DEFENSE—2.36%

Boeing Co. (The)			173,312	12,889,213
General Dynamics Corp.			90,659	7,558,241
Goodrich Corp.			28,160	1,619,482
L-3 Communications Holdings Inc.			27,750	3,034,185
Lockheed Martin Corp.			77,788	7,724,348
Northrop Grumman Corp.			76,364	5,941,883
Raytheon Co.			96,664	6,245,461
Rockwell Collins Inc.			36,770	2,101,405
United Technologies Corp.			221,600	15,250,512

				62,364,730

AGRICULTURE—2.21%

Altria Group Inc.			476,436	10,576,879
Archer-Daniels-Midland Co.			145,744	5,998,823
Monsanto Co.			123,698	13,792,327
Philip Morris International Inc.			476,436	24,098,133
Reynolds American Inc.			38,452	2,269,822
UST Inc.	(b	)	34,272	1,868,509

				58,604,493

AIRLINES—0.08%

Southwest Airlines Co.			165,279	2,049,460

				2,049,460

APPAREL—0.43%

Coach Inc.	(a	)	80,501	2,427,105
Jones Apparel Group Inc.			21,297	285,806
Liz Claiborne Inc.	(b	)	21,450	389,317
Nike Inc. Class B	(b	)	86,724	5,897,232
Polo Ralph Lauren Corp.	(b	)	13,755	801,779
VF Corp.			19,909	1,543,147

				11,344,386

AUTO MANUFACTURERS—0.34%

Ford Motor Co.	(a	) (b)	494,174	2,826,675
General Motors Corp.			127,209	2,423,331
PACCAR Inc.			82,525	3,713,625

				8,963,631

AUTO PARTS & EQUIPMENT—0.22%

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Goodyear Tire & Rubber Co. (The)	(a	) (b)	54,220	1,398,876
Johnson Controls Inc.			133,501	4,512,334

				5,911,210

BANKS—5.12%

Bank of America Corp.			1,003,956	38,059,972
Bank of New York Mellon Corp. (The)			257,542	10,747,228
BB&T Corp.	(b	)	124,319	3,985,667
Comerica Inc.			34,000	1,192,720
Discover Financial Services LLC			107,447	1,758,907
Fifth Third Bancorp			121,669	2,545,315
First Horizon National Corp.	(b	)	27,800	389,478
Huntington Bancshares Inc.	(b	)	81,116	871,997
KeyCorp			89,010	1,953,769
M&T Bank Corp.			17,097	1,375,967
Marshall & Ilsley Corp.			58,280	1,352,096
National City Corp.	(b	)	140,842	1,401,378
Northern Trust Corp.			43,033	2,860,403
PNC Financial Services Group Inc. (The)			77,447	5,078,200
Regions Financial Corp.	(b	)	155,941	3,079,835
State Street Corp.			87,301	6,896,779
SunTrust Banks Inc.			79,794	4,399,841
U.S. Bancorp			391,418	12,666,286
Wachovia Corp.			447,304	12,077,208
Wells Fargo & Co.			746,416	21,720,706
Zions Bancorporation	(b	)	24,763	1,127,955

				135,541,707

BEVERAGES—2.56%

Anheuser-Busch Companies Inc.			162,298	7,701,040
Brown-Forman Corp. Class B			19,171	1,269,504
Coca-Cola Co. (The)			451,563	27,486,640
Coca-Cola Enterprises Inc.			64,581	1,562,860
Constellation Brands Inc. Class A	(a	) (b)	43,465	768,027
Molson Coors Brewing Co. Class B			31,075	1,633,613
Pepsi Bottling Group Inc.			31,656	1,073,455
PepsiCo Inc.			361,971	26,134,306

				67,629,445

BIOTECHNOLOGY—0.97%

Amgen Inc.	(a	)	245,337	10,250,180
Biogen Idec Inc.	(a	)	66,902	4,127,184
Celgene Corp.	(a	) (b)	97,940	6,002,743
Genzyme Corp.	(a	)	60,427	4,504,229
Millipore Corp.	(a	) (b)	12,731	858,197

				25,742,533

BUILDING MATERIALS—0.13%

Masco Corp.	(b	)	82,579	1,637,542
Trane Inc.			38,733	1,777,845

				3,415,387

CHEMICALS—1.48%

Air Products and Chemicals Inc.	(b	)	48,489	4,460,988
Ashland Inc.			13,102	619,725

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Dow Chemical Co. (The)			213,184	7,855,830
E.I. du Pont de Nemours and Co.			203,031	9,493,730
Eastman Chemical Co.			17,744	1,108,113
Ecolab Inc.			39,537	1,717,092
Hercules Inc.	(b	)	25,729	470,583
International Flavors & Fragrances Inc.			18,006	793,164
PPG Industries Inc.			37,244	2,253,634
Praxair Inc.			71,031	5,982,941
Rohm and Haas Co.	(b	)	28,838	1,559,559
Sherwin-Williams Co. (The)	(b	)	23,154	1,181,780
Sigma-Aldrich Corp.			29,309	1,748,282

				39,245,421

COAL—0.23%

CONSOL Energy Inc.			41,379	2,863,013
Peabody Energy Corp.	(b	)	61,279	3,125,229

				5,988,242

COMMERCIAL SERVICES—0.61%

Apollo Group Inc. Class A	(a	)	30,963	1,337,602
Convergys Corp.	(a	)	28,872	434,812
Equifax Inc.	(b	)	29,659	1,022,642
H&R Block Inc.			73,379	1,523,348
McKesson Corp.			65,911	3,451,759
Monster Worldwide Inc.	(a	) (b)	28,491	689,767
Moody’s Corp.	(b	)	47,255	1,645,892
R.R. Donnelley & Sons Co.			47,709	1,446,060
Robert Half International Inc.			35,459	912,715
Western Union Co.			168,659	3,587,377

				16,051,974

COMPUTERS—4.57%

Affiliated Computer Services Inc. Class A	(a	)	22,235	1,114,196
Apple Inc.	(a	)	198,958	28,550,473
Cognizant Technology Solutions Corp.	(a	)	66,116	1,906,124
Computer Sciences Corp.	(a	)	37,648	1,535,662
Dell Inc.	(a	)	508,097	10,121,292
Electronic Data Systems Corp.			113,842	1,895,469
EMC Corp.	(a	)	473,301	6,787,136
Hewlett-Packard Co.			558,083	25,482,070
International Business Machines Corp.			312,852	36,021,779
Lexmark International Inc. Class A	(a	)	21,396	657,285
NetApp Inc.	(a	)	78,063	1,565,163
SanDisk Corp.	(a	)	50,682	1,143,893
Sun Microsystems Inc.	(a	)	180,857	2,808,709
Teradata Corp.	(a	)	40,109	884,805
Unisys Corp.	(a	)	75,179	333,043

				120,807,099

COSMETICS & PERSONAL CARE—2.37%

Avon Products Inc.			96,118	3,800,506
Colgate-Palmolive Co.			114,961	8,956,611
Estee Lauder Companies Inc. (The) Class A	(b	)	26,102	1,196,777
Procter & Gamble Co. (The)			695,607	48,741,182

				62,695,076

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

DISTRIBUTION & WHOLESALE—0.10%

Genuine Parts Co.			37,945	1,526,148
W.W. Grainger Inc.			15,221	1,162,732

				2,688,880

DIVERSIFIED FINANCIAL SERVICES—5.83%

American Express Co.			262,053	11,456,957
Ameriprise Financial Inc.			51,584	2,674,630
Bear Stearns Companies Inc. (The)	(b	)	31,137	326,627
Capital One Financial Corp.	(b	)	84,860	4,176,809
Charles Schwab Corp. (The)			210,982	3,972,791
CIT Group Inc.			42,384	502,250
Citigroup Inc.			1,176,167	25,193,497
CME Group Inc.			12,113	5,682,208
Countrywide Financial Corp.	(b	)	128,289	705,589
E*TRADE Financial Corp.	(a	) (b)	105,624	407,709
Federal Home Loan Mortgage Corp.			146,335	3,705,202
Federal National Mortgage Association			220,316	5,798,717
Federated Investors Inc. Class B	(b	)	18,897	740,006
Franklin Resources Inc.			35,735	3,465,938
Goldman Sachs Group Inc. (The)			89,505	14,803,232
IntercontinentalExchange Inc.	(a	)	15,665	2,044,282
Janus Capital Group Inc.	(b	)	34,499	802,792
JPMorgan Chase & Co.			767,529	32,965,371
Legg Mason Inc.			30,965	1,733,421
Lehman Brothers Holdings Inc.			119,432	4,495,420
Merrill Lynch & Co. Inc.			219,159	8,928,538
Morgan Stanley			249,197	11,388,303
NYSE Euronext Inc.			60,351	3,724,260
SLM Corp.	(a	)	107,035	1,642,987
T. Rowe Price Group Inc.	(b	)	59,269	2,963,450

				154,300,986

ELECTRIC—3.29%

AES Corp. (The)	(a	)	150,425	2,507,585
Allegheny Energy Inc.			37,492	1,893,346
Ameren Corp.	(b	)	47,355	2,085,514
American Electric Power Co. Inc.			91,182	3,795,907
CenterPoint Energy Inc.			72,998	1,041,681
CMS Energy Corp.	(b	)	49,800	674,292
Consolidated Edison Inc.			62,175	2,468,347
Constellation Energy Group Inc.			40,538	3,578,289
Dominion Resources Inc.			130,250	5,319,410
DTE Energy Co.			37,106	1,443,052
Duke Energy Corp.	(b	)	284,159	5,072,238
Dynegy Inc. Class A	(a	)	110,140	869,005
Edison International			73,893	3,622,235
Entergy Corp.			43,281	4,721,091
Exelon Corp.			149,215	12,126,703
FirstEnergy Corp.			68,567	4,705,068
FPL Group Inc.			91,708	5,753,760
Integrys Energy Group Inc.			17,420	812,469
Pepco Holdings Inc.			45,425	1,122,906
PG&E Corp.			79,757	2,936,653

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Pinnacle West Capital Corp.	(b	)	22,223	779,583
PPL Corp.			84,376	3,874,546
Progress Energy Inc.			59,053	2,462,510
Public Service Enterprise Group Inc.			114,420	4,598,540
Southern Co. (The)	(b	)	172,215	6,132,576
TECO Energy Inc.	(b	)	46,582	742,983
Xcel Energy Inc.			95,767	1,910,552

				87,050,841

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%

Emerson Electric Co.			177,509	9,134,613
Molex Inc.	(b	)	31,316	725,279

				9,859,892

ELECTRONICS—0.58%

Agilent Technologies Inc.	(a	)	83,415	2,488,269
Applied Biosystems Group			38,115	1,252,459
Jabil Circuit Inc.			46,308	438,074
PerkinElmer Inc.			25,769	624,898
Thermo Fisher Scientific Inc.	(a	)	94,416	5,366,605
Tyco Electronics Ltd.			110,672	3,798,263
Waters Corp.	(a	)	22,954	1,278,538

				15,247,106

ENGINEERING & CONSTRUCTION—0.19%

Fluor Corp.			20,225	2,854,961
Jacobs Engineering Group Inc.	(a	)	27,789	2,044,992

				4,899,953

ENTERTAINMENT—0.11%

International Game Technology Inc.	(b	)	71,107	2,859,212

				2,859,212

ENVIRONMENTAL CONTROL—0.17%

Allied Waste Industries Inc.	(a	)	73,709	796,794
Waste Management Inc.			112,400	3,772,144

				4,568,938

FOOD—1.84%

Campbell Soup Co.	(b	)	49,416	1,677,673
ConAgra Foods Inc.			109,494	2,622,381
Dean Foods Co.			32,930	661,564
General Mills Inc.			75,711	4,533,575
H.J. Heinz Co.			71,849	3,374,748
Hershey Co. (The)	(b	)	38,195	1,438,806
Kellogg Co.			59,447	3,124,534
Kraft Foods Inc.			347,622	10,779,758
Kroger Co. (The)			152,477	3,872,916
McCormick & Co. Inc. NVS	(b	)	28,442	1,051,501
Safeway Inc.	(b	)	99,297	2,914,367
Sara Lee Corp.			161,050	2,251,479
SUPERVALU Inc.	(b	)	46,943	1,407,351
Sysco Corp.			137,101	3,978,671
Tyson Foods Inc. Class A			60,753	969,010
Whole Foods Market Inc.	(b	)	32,360	1,066,909

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Wm. Wrigley Jr. Co.			49,115	3,086,387

				48,811,630

FOREST PRODUCTS & PAPER—0.32%

International Paper Co.	(b	)	95,830	2,606,576
MeadWestvaco Corp.			40,059	1,090,406
Plum Creek Timber Co. Inc.	(b	)	38,264	1,557,345
Weyerhaeuser Co.			47,662	3,099,936

				8,354,263

GAS—0.17%

Nicor Inc.	(b	)	9,693	324,812
NiSource Inc.			60,778	1,047,813
Sempra Energy			59,606	3,175,808

				4,548,433

HAND & MACHINE TOOLS—0.09%

Black & Decker Corp. (The)	(b	)	14,177	937,100
Snap-On Inc.			13,001	661,101
Stanley Works (The)	(b	)	18,181	865,779

				2,463,980

HEALTH CARE — PRODUCTS—3.45%

Baxter International Inc.			143,335	8,287,630
Becton, Dickinson and Co.			55,010	4,722,608
Boston Scientific Corp.	(a	)	301,668	3,882,467
C.R. Bard Inc.			22,647	2,183,171
Covidien Ltd.			112,202	4,964,939
Johnson & Johnson			640,204	41,530,033
Medtronic Inc.			254,518	12,311,036
Patterson Companies Inc.	(a	)	29,980	1,088,274
St. Jude Medical Inc.	(a	) (b)	77,180	3,333,404
Stryker Corp.			53,768	3,497,608
Varian Medical Systems Inc.	(a	)	28,299	1,325,525
Zimmer Holdings Inc.	(a	)	52,968	4,124,088

				91,250,783

HEALTH CARE — SERVICES—1.02%

Aetna Inc.			112,928	4,753,139
Coventry Health Care Inc.	(a	)	35,099	1,416,245
Humana Inc.	(a	)	38,258	1,716,254
Laboratory Corp. of America Holdings	(a	)	25,338	1,866,904
Quest Diagnostics Inc.			35,608	1,611,974
Tenet Healthcare Corp.	(a	) (b)	104,381	590,796
UnitedHealth Group Inc.			283,752	9,749,719
WellPoint Inc.	(a	)	122,007	5,384,169

				27,089,200

HOLDING COMPANIES — DIVERSIFIED—0.06%

Leucadia National Corp.			38,099	1,722,837

				1,722,837

HOME BUILDERS—0.12%

Centex Corp.	(b	)	26,832	649,603
D.R. Horton Inc.			61,285	965,239

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

KB Home	(b	)	17,404	430,401
Lennar Corp. Class A	(b	)	30,690	577,279
Pulte Homes Inc.	(b	)	46,744	680,125

				3,302,647

HOME FURNISHINGS—0.08%

Harman International Industries Inc.	(b	)	13,990	609,125
Whirlpool Corp.	(b	)	17,151	1,488,364

				2,097,489

HOUSEHOLD PRODUCTS & WARES—0.43%

Avery Dennison Corp.			24,137	1,188,747
Clorox Co. (The)			31,343	1,775,267
Fortune Brands Inc.	(b	)	34,436	2,393,302
Kimberly-Clark Corp.			94,637	6,108,818

				11,466,134

HOUSEWARES—0.05%

Newell Rubbermaid Inc.			62,010	1,418,169

				1,418,169

INSURANCE—4.08%

ACE Ltd.	(b	)	74,145	4,082,424
Aflac Inc.			107,777	7,000,114
Allstate Corp. (The)			127,116	6,109,195
Ambac Financial Group Inc.			60,676	348,887
American International Group Inc.			571,036	24,697,307
Aon Corp.			68,459	2,752,052
Assurant Inc.			21,482	1,307,395
Chubb Corp.			84,256	4,168,987
CIGNA Corp.			63,754	2,586,500
Cincinnati Financial Corp.			36,878	1,402,839
Genworth Financial Inc. Class A			97,534	2,208,170
Hartford Financial Services Group Inc. (The)			71,213	5,395,809
Lincoln National Corp.			59,908	3,115,216
Loews Corp.			99,694	4,009,693
Marsh & McLennan Companies Inc.			116,953	2,847,806
MBIA Inc.	(b	)	45,402	554,812
MetLife Inc.			160,820	9,691,013
MGIC Investment Corp.			26,907	283,331
Principal Financial Group Inc.	(b	)	58,227	3,244,408
Progressive Corp. (The)			155,020	2,491,171
Prudential Financial Inc.			101,150	7,914,987
Safeco Corp.			20,886	916,478
Torchmark Corp.			20,323	1,221,616
Travelers Companies Inc. (The)			140,838	6,739,098
Unum Group	(b	)	79,009	1,738,988
XL Capital Ltd. Class A	(b	)	39,666	1,172,130

				108,000,426

INTERNET—1.97%

Akamai Technologies Inc.	(a	) (b)	37,876	1,066,588
Amazon.com Inc.	(a	) (b)	69,392	4,947,650
eBay Inc.	(a	)	252,379	7,530,989
Expedia Inc.	(a	)	47,681	1,043,737

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Google Inc. Class A	(a	)	52,386	23,074,461
IAC/InterActiveCorp	(a	)	42,129	874,598
Symantec Corp.	(a	) (b)	192,975	3,207,244
VeriSign Inc.	(a	) (b)	49,009	1,629,059
Yahoo! Inc.	(a	)	301,461	8,721,267

				52,095,593

INVESTMENT COMPANIES—0.06%

American Capital Strategies Ltd.	(b	)	43,378	1,481,792

				1,481,792

IRON & STEEL—0.36%

Allegheny Technologies Inc.			22,721	1,621,371
Nucor Corp.			65,494	4,436,564
United States Steel Corp.			26,485	3,360,152

				9,418,087

LEISURE TIME—0.24%

Brunswick Corp.	(b	)	19,367	309,291
Carnival Corp.	(b	)	98,042	3,968,740
Harley-Davidson Inc.	(b	)	54,304	2,036,400

				6,314,431

LODGING—0.21%

Marriott International Inc. Class A			68,853	2,365,789
Starwood Hotels & Resorts Worldwide Inc.			43,105	2,230,684
Wyndham Worldwide Corp.			40,217	831,688

				5,428,161

MACHINERY—0.97%

Caterpillar Inc.			141,372	11,068,014
Cummins Inc.			45,433	2,127,173
Deere & Co.			98,865	7,952,701
Manitowoc Co. Inc. (The)	(b	)	28,805	1,175,244
Rockwell Automation Inc.			33,919	1,947,629
Terex Corp.	(a	)	23,381	1,461,312

				25,732,073

MANUFACTURING—5.24%

Cooper Industries Ltd.	(b	)	40,020	1,606,803
Danaher Corp.	(b	)	57,489	4,370,889
Dover Corp.			43,928	1,835,312
Eastman Kodak Co.	(b	)	63,900	1,129,113
Eaton Corp.			33,371	2,658,668
General Electric Co.			2,257,576	83,552,888
Honeywell International Inc.			168,521	9,507,955
Illinois Tool Works Inc.	(b	)	91,098	4,393,657
Ingersoll-Rand Co. Ltd. Class A	(b	)	61,744	2,752,548
ITT Industries Inc.			40,777	2,112,656
Leggett & Platt Inc.	(b	)	36,984	564,006
Pall Corp.			27,168	952,782
Parker Hannifin Corp.			38,207	2,646,599
Textron Inc.			56,537	3,133,281
3M Co.			160,364	12,692,811
Tyco International Ltd.			110,154	4,852,284

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

				138,762,252

MEDIA—2.68%

CBS Corp. Class B	(b	)	153,594	3,391,356
Clear Channel Communications Inc.			111,867	3,268,754
Comcast Corp. Class A			682,304	13,195,759
DIRECTV Group Inc. (The)	(a	)	161,021	3,991,711
E.W. Scripps Co. Class A			19,857	834,193
Gannett Co. Inc.	(b	)	51,582	1,498,457
McGraw-Hill Companies Inc. (The)			73,323	2,709,285
Meredith Corp.			8,984	343,638
New York Times Co. (The) Class A	(b	)	31,693	598,364
News Corp. Class A			518,932	9,729,975
Time Warner Inc.			807,234	11,317,421
Viacom Inc. Class B	(a	)	145,251	5,754,845
Walt Disney Co. (The)			425,024	13,337,253
Washington Post Co. (The) Class B	(b	)	1,293	855,319

				70,826,330

METAL FABRICATE & HARDWARE—0.12%

Precision Castparts Corp.			31,461	3,211,539

				3,211,539

MINING—0.82%

Alcoa Inc.			184,851	6,665,727
Freeport-McMoRan Copper & Gold Inc.			86,829	8,354,686
Newmont Mining Corp.			101,999	4,620,555
Titanium Metals Corp.	(b	)	21,235	319,587
Vulcan Materials Co.	(b	)	24,898	1,653,227

				21,613,782

OFFICE & BUSINESS EQUIPMENT—0.18%

Pitney Bowes Inc.	(b	)	48,181	1,687,299
Xerox Corp.			207,338	3,103,850

				4,791,149

OIL & GAS—10.41%

Anadarko Petroleum Corp.			106,010	6,681,810
Apache Corp.			75,497	9,121,548
Chesapeake Energy Corp.	(b	)	102,912	4,749,389
Chevron Corp.			469,953	40,115,188
ConocoPhillips			353,475	26,938,330
Devon Energy Corp.			100,753	10,511,560
ENSCO International Inc.			32,255	2,019,808
EOG Resources Inc.			55,653	6,678,360
Exxon Mobil Corp.			1,210,226	102,360,915
Hess Corp.			62,813	5,538,850
Marathon Oil Corp.			160,875	7,335,900
Murphy Oil Corp.			42,650	3,503,271
Nabors Industries Ltd.	(a	) (b)	63,480	2,143,720
Noble Corp.			61,016	3,030,665
Noble Energy Inc.			38,524	2,804,547
Occidental Petroleum Corp.			186,380	13,637,425
Range Resources Corp.			33,538	2,127,986
Rowan Companies Inc.			24,646	1,014,922

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Sunoco Inc.			26,306	1,380,276
Tesoro Corp.			30,403	912,090
Transocean Inc.	(a	)	72,048	9,740,890
Valero Energy Corp.			121,436	5,963,722
XTO Energy Inc.			114,989	7,113,220

				275,424,392

OIL & GAS SERVICES—2.02%

Baker Hughes Inc.			70,346	4,818,701
BJ Services Co.			65,989	1,881,346
Cameron International Corp.	(a	)	49,992	2,081,667
Halliburton Co.			199,746	7,856,010
National Oilwell Varco Inc.	(a	)	80,283	4,686,922
Schlumberger Ltd.			270,557	23,538,459
Smith International Inc.			45,554	2,925,933
Weatherford International Ltd.	(a	)	76,628	5,553,231

				53,342,269

PACKAGING & CONTAINERS—0.12%

Ball Corp.			22,556	1,036,223
Bemis Co. Inc.	(b	)	21,997	559,384
Pactiv Corp.	(a	)	29,266	767,062
Sealed Air Corp.			35,723	902,006

				3,264,675

PHARMACEUTICALS—5.50%

Abbott Laboratories			349,089	19,252,258
Allergan Inc.			69,615	3,925,590
AmerisourceBergen Corp.			37,427	1,533,758
Barr Pharmaceuticals Inc.	(a	)	23,898	1,154,512
Bristol-Myers Squibb Co.			446,421	9,508,767
Cardinal Health Inc.			81,161	4,261,764
Eli Lilly and Co.			223,622	11,536,659
Express Scripts Inc.	(a	)	57,028	3,668,041
Forest Laboratories Inc.	(a	)	70,879	2,835,869
Gilead Sciences Inc.	(a	)	210,612	10,852,836
Hospira Inc.	(a	)	35,553	1,520,602
King Pharmaceuticals Inc.	(a	)	53,838	468,391
Medco Health Solutions Inc.	(a	)	118,577	5,192,487
Merck & Co. Inc.			490,295	18,606,695
Mylan Inc.	(b	)	66,943	776,539
Pfizer Inc.			1,527,779	31,976,414
Schering-Plough Corp.			365,298	5,263,944
Watson Pharmaceuticals Inc.	(a	)	22,859	670,226
Wyeth			303,047	12,655,243

				145,660,595

PIPELINES—0.47%

El Paso Corp.			157,351	2,618,321
Questar Corp.	(b	)	39,124	2,212,853
Spectra Energy Corp.	(b	)	141,956	3,229,499
Williams Companies Inc. (The)			132,146	4,358,175

				12,418,848

REAL ESTATE—0.03%

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

CB Richard Ellis Group Inc. Class A	(a	) (b)	40,607	878,735

				878,735

REAL ESTATE INVESTMENT TRUSTS—1.13%

Apartment Investment and Management Co. Class A	(b	)	21,345	764,364
AvalonBay Communities Inc.	(b	)	17,486	1,687,749
Boston Properties Inc.			26,796	2,467,108
Developers Diversified Realty Corp.			27,245	1,141,021
Equity Residential	(b	)	60,936	2,528,235
General Growth Properties Inc.	(b	)	60,323	2,302,529
HCP Inc.			49,157	1,661,998
Host Hotels & Resorts Inc.			117,621	1,872,526
Kimco Realty Corp.	(b	)	56,854	2,226,971
ProLogis	(b	)	57,941	3,410,407
Public Storage	(b	)	27,951	2,477,018
Simon Property Group Inc.			50,162	4,660,551
Vornado Realty Trust			30,772	2,652,854

				29,853,331

RETAIL—5.33%

Abercrombie & Fitch Co. Class A	(b	)	19,453	1,422,792
AutoNation Inc.	(a	)	31,676	474,190
AutoZone Inc.	(a	)	9,952	1,132,836
Bed Bath & Beyond Inc.	(a	)	59,188	1,746,046
Best Buy Co. Inc.			79,053	3,277,537
Big Lots Inc.	(a	) (b)	21,692	483,732
Costco Wholesale Corp.			98,468	6,397,466
CVS Caremark Corp.			324,492	13,145,171
Darden Restaurants Inc.			31,654	1,030,338
Dillard’s Inc. Class A	(b	)	12,440	214,092
Family Dollar Stores Inc.			31,470	613,665
GameStop Corp. Class A	(a	)	35,865	1,854,579
Gap Inc. (The)			104,117	2,049,023
Home Depot Inc.			380,699	10,648,151
J.C. Penney Co. Inc.			50,758	1,914,084
Kohl’s Corp.	(a	)	71,493	3,066,335
Limited Brands Inc.			71,508	1,222,787
Lowe’s Companies Inc.			329,604	7,561,116
Macy’s Inc.			97,826	2,255,868
McDonald’s Corp.			260,926	14,551,843
Nordstrom Inc.	(b	)	41,263	1,345,174
Office Depot Inc.	(a	)	60,361	666,989
OfficeMax Inc.			16,993	325,246
RadioShack Corp.			29,264	475,540
Sears Holdings Corp.	(a	) (b)	16,764	1,711,437
Staples Inc.			158,472	3,503,816
Starbucks Corp.	(a	)	166,619	2,915,832
Target Corp.			185,665	9,409,502
Tiffany & Co.	(b	)	29,405	1,230,305
TJX Companies Inc. (The)			98,041	3,242,216
Walgreen Co.			223,744	8,522,409
Wal-Mart Stores Inc.			534,879	28,177,426
Wendy’s International Inc.			20,828	480,294
Yum! Brands Inc.			108,229	4,027,201

				141,095,038

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

SAVINGS & LOANS—0.18%

Hudson City Bancorp Inc.			118,700	2,098,616
Sovereign Bancorp Inc.			79,756	743,326
Washington Mutual Inc.	(b	)	197,124	2,030,377

				4,872,319

SEMICONDUCTORS—2.45%

Advanced Micro Devices Inc.	(a	) (b)	133,658	787,246
Altera Corp.			70,921	1,307,074
Analog Devices Inc.			67,393	1,989,441
Applied Materials Inc.			306,877	5,987,170
Broadcom Corp. Class A	(a	)	107,203	2,065,802
Intel Corp.			1,307,777	27,698,717
KLA-Tencor Corp.			40,861	1,515,943
Linear Technology Corp.	(b	)	50,232	1,541,620
LSI Corp.	(a	) (b)	154,465	764,602
MEMC Electronic Materials Inc.	(a	)	51,952	3,683,397
Microchip Technology Inc.	(b	)	43,475	1,422,937
Micron Technology Inc.	(a	)	168,598	1,006,530
National Semiconductor Corp.			52,679	965,079
Novellus Systems Inc.	(a	)	24,224	509,915
NVIDIA Corp.	(a	)	124,986	2,473,473
QLogic Corp.	(a	)	30,539	468,774
Teradyne Inc.	(a	)	40,651	504,885
Texas Instruments Inc.			300,840	8,504,747
Xilinx Inc.	(b	)	65,835	1,563,581

				64,760,933

SOFTWARE—3.74%

Adobe Systems Inc.	(a	)	128,556	4,575,308
Autodesk Inc.	(a	)	53,011	1,668,786
Automatic Data Processing Inc.			118,793	5,035,635
BMC Software Inc.	(a	)	43,604	1,418,002
CA Inc.			87,099	1,959,727
Citrix Systems Inc.	(a	) (b)	42,122	1,235,438
Compuware Corp.	(a	) (b)	63,053	462,809
Electronic Arts Inc.	(a	)	71,885	3,588,499
Fidelity National Information Services Inc.			38,657	1,474,378
Fiserv Inc.	(a	)	37,373	1,797,268
IMS Health Inc.			41,800	878,218
Intuit Inc.	(a	)	75,082	2,027,965
Microsoft Corp.			1,809,251	51,346,543
Novell Inc.	(a	)	82,059	516,151
Oracle Corp.	(a	)	893,173	17,470,464
Paychex Inc.			73,386	2,514,204
Total System Services Inc.			43,963	1,040,165

				99,009,560

TELECOMMUNICATIONS—5.86%

American Tower Corp. Class A	(a	)	90,866	3,562,856
AT&T Inc.			1,364,298	52,252,613
CenturyTel Inc.	(b	)	24,502	814,446
Ciena Corp.	(a	) (b)	20,448	630,412
Cisco Systems Inc.	(a	)	1,349,126	32,500,445

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Security			Shares	Value

Citizens Communications Co.	(b	)	73,277	768,676
Corning Inc.			354,985	8,533,839
Embarq Corp.			34,554	1,385,615
JDS Uniphase Corp.	(a	)	50,359	674,307
Juniper Networks Inc.	(a	)	117,386	2,934,650
Motorola Inc.			508,891	4,732,686
QUALCOMM Inc.			364,692	14,952,372
Qwest Communications International Inc.	(b	)	349,117	1,581,500
Sprint Nextel Corp.			639,878	4,280,784
Tellabs Inc.	(a	) (b)	96,873	527,958
Verizon Communications Inc.			648,537	23,639,174
Windstream Corp.			103,843	1,240,924

				155,013,257

TEXTILES—0.03%

Cintas Corp.			29,903	853,432

				853,432

TOYS, GAMES & HOBBIES—0.10%

Hasbro Inc.			33,081	922,960
Mattel Inc.			81,265	1,617,173

				2,540,133

TRANSPORTATION—1.97%

Burlington Northern Santa Fe Corp.			67,210	6,198,106
C.H. Robinson Worldwide Inc.	(b	)	38,319	2,084,554
CSX Corp.			91,701	5,141,675
Expeditors International Washington Inc.	(b	)	47,961	2,166,878
FedEx Corp.			69,980	6,485,047
Norfolk Southern Corp.			85,569	4,648,108
Ryder System Inc.			12,849	782,633
Union Pacific Corp.			59,161	7,417,606
United Parcel Service Inc. Class B			234,196	17,100,992

				52,025,599

TOTAL COMMON STOCKS
(Cost: $2,415,769,769)				2,603,137,342

Security			Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.09%
MONEY MARKET FUNDS—6.00%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%	(c	) (d)	36,990,742	36,990,742
BGI Cash Premier Fund LLC
3.22%	(c) (d	) (e)	121,840,983	121,840,983

				158,831,725

U.S. TREASURY OBLIGATIONS—0.09%

U.S. Treasury Bill
1.24%, 06/26/08	(f	) (g)	$2,250,000	2,243,147

				2,243,147

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,075,191)	161,074,872

TOTAL INVESTMENTS IN SECURITIES — 104.46%
(Cost: $2,576,844,960)	2,764,212,214

Other Assets, Less Liabilities — (4.46)%	(117,898,066)

NET ASSETS — 100.00%	$2,646,314,148

NVS — Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Depreciation

S&P 500 Index (June 2008)	642	$42,500,400	$(304,375)

$(304,375)

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.
These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).
1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.
Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)
Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)
The following is a summary of the inputs used in valuing the Master Portfolio’s investments, as of March 31, 2008:

Investments in Securities
Level 3 —
Level 1 —	Level 2 —	Significant
Quoted	Other Significant	Unobservable
Prices	Observable Inputs	Inputs	Total Fair Value

$2,605,380,489	$158,831,725	$—	$2,764,212,214

Other Financial Instruments(a)
Level 3 —
Level 1 —	Level 2 —	Significant
Quoted	Other Significant	Unobservable
Prices	Observable Inputs	Inputs	Total Fair Value

$(304,375)	$—	$—	$(304,375)

(a)	Other financial instruments include futures contracts.
FEDERAL INCOME TAXES
As of March 31, 2008, the cost of investments for federal income tax purposes was $2,623,492,932. Net unrealized appreciation aggregated $140,719,282, of which $592,404,713 represented gross unrealized appreciation on securities and $451,685,431 represented gross unrealized depreciation on securities.
FUTURES CONTRACTS
The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
As of March 31, 2008, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $2,250,000 for initial margin requirements.
2. TRANSACTIONS WITH AFFILIATES
The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.
The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)
3. PORTFOLIO SECURITIES LOANED
The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.
As of March 31, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Homestead Funds, Inc.
By: /s/ Peter R. Morris
Name: Peter R. Morris
Title: Director and President
Date: May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Peter R. Morris
Name: Peter R. Morris
Title: Director and President
Date: May 30, 2008
By: /s/ Amy DiMauro
Name: Amy DiMauro
Title: Treasurer
Date: May 30, 2008